UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3855

Fidelity Advisor Series VIII
(Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	December 31, 2006

Item 1. Reports to Stockholders

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

Emerging Markets Income
Fund - Class A, Class T, Class B
and Class C

Annual Report

December 31, 2006

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Proxy Voting Results	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

We have seen consistently strong performance from stocks and bonds of late, and some relief in energy prices, but the housing market slowdown bears watching for how it might affect the consumer. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow. Returns may reflect the conversion of Class B shares to Class A shares after a maximum of seven years.

Average Annual Total Returns

Periods ended December 31, 2006	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 4.75% sales charge)	6.27%	14.13%	11.25%
Class T (incl. 3.50% sales charge)	7.59%	14.31%	11.30%
Class B (incl. contingent deferred sales charge) A	5.74%	14.14%	11.21%
Class C (incl. contingent deferred sales charge)B	9.66%	14.26%	10.89%

A Class B shares' contingent deferred sales charges included in the past one year, past five year and past 10 year total return figures are 5%, 2% and 0%, respectively.

B Class C shares bear a 1.00% 12b-1 fee. The initial offering of Class C shares took place on November 3, 1997. Returns prior to November 3, 1997 are those of Class B and reflect a 0.90% 12b-1 fee. Had Class C shares' 12b-1 fee been reflected, returns prior to November 3, 1997 would have been lower. Class C shares' contingent deferred sales charge included in the past one year, past five year and past 10 year total return figures are 1%, 0% and 0%, respectively.

Annual Report

Performance - continued

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Advisor Emerging Markets Income Fund - Class T on December 31, 1996, and the current 3.50% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the J.P. Morgan Emerging Markets Bond Index Global (EMBI Global) performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from John Carlson, Portfolio Manager of Fidelity® Advisor Emerging Markets Income Fund

The emerging-markets debt market - as measured by the J.P. Morgan Emerging Markets Bond Index (EMBI) Global - narrowly missed a fifth consecutive year of double-digit returns in 2006, but still posted a solid gain of 9.88% for the year, helped in part by the decline of the U.S. dollar against most major foreign currencies. The overall emerging-markets bond category shrugged off a number of disruptive events during the past year, including a coup in Thailand, war in Lebanon, a contested presidential election in Mexico, and falling oil prices in such exporting nations as Russia and Venezuela. Brazil, the largest component of the EMBI Global on average during the past year, did well, gaining nearly 15%. But the second-largest country weighting, Mexico, was a major drag on performance, returning only about 6%. Argentina had the highest increase, up roughly 51%, while Ecuador had the only negative return, falling roughly 12%.

For the 12 months that ended December 31, 2006, the fund's Class A, Class T, Class B and Class C shares returned 11.57%, 11.49%, 10.74% and 10.66% respectively (excluding sales charges), outperforming the J.P. Morgan EMBI Global. Investors put a record $6.2 billion into emerging-markets debt funds in 2006 according to Emerging Portfolio Fund Research. Favorable commodity prices and a broad group of countries posting economic growth amid moderating inflation expectations contributed to a beneficial global backdrop for emerging-markets debt. Argentina was the best performing country in the index by a wide margin, and the fund held an overweighted position in its securities. Security selection there was favorable because the fund owned warrants linked to Argentina's economic growth. My choices in Russia also helped, despite the country's lagging performance relative to the index. Security selection in Indonesia, as well as an underweighting in the country's strong performing sovereign bonds, hurt relative performance. Peru outperformed the benchmark, and the fund's mild underweighting there, especially in long-dated Peruvian sovereign bonds, also dampened results.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2006 to December 31, 2006).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Annual Report

Investments - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. **

	Beginning Account Value July 1, 2006	Ending Account Value December 31, 2006	Expenses Paid During Period* July 1, 2006 to December 31, 2006
Class A
Actual	$ 1,000.00	$ 1,100.00	$ 5.82 **
HypotheticalA	$ 1,000.00	$ 1,019.66	$ 5.60 **
Class T
Actual	$ 1,000.00	$ 1,099.80	$ 6.35
HypotheticalA	$ 1,000.00	$ 1,019.16	$ 6.11
Class B
Actual	$ 1,000.00	$ 1,096.00	$ 9.77
HypotheticalA	$ 1,000.00	$ 1,015.88	$ 9.40
Class C
Actual	$ 1,000.00	$ 1,095.80	$ 10.30
HypotheticalA	$ 1,000.00	$ 1,015.38	$ 9.91
Institutional Class
Actual	$ 1,000.00	$ 1,100.30	$ 5.03
HypotheticalA	$ 1,000.00	$ 1,020.42	$ 4.84

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.10% **
Class T	1.20%
Class B	1.85%
Class C	1.95%
Institutional Class	.95%

** If fees and changes to voluntary expense limitations, effective April 1, 2007 had been in effect during the period the annualized expense ratio would have been 1.20% and the expenses paid in the actual and hypothetical examples would have been $6.35 and $6.11, respectively.

Annual Report

Investment Changes

Top Five Countries as of December 31, 2006
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Brazil	13.9	15.2
Philippines	8.7	9.4
Mexico	7.8	8.0
Venezuela	7.4	7.3
Turkey	7.2	4.7
Percentages are adjusted for the effect of open futures contracts, if applicable.
Top Five Holdings as of December 31, 2006
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Brazilian Federative Republic	12.9	14.8
Philippine Republic	8.5	9.4
Turkish Republic	7.1	4.7
Venezuelan Republic	7.0	7.0
United Mexican States	6.7	8.0
	42.2
Asset Allocation (% of fund's net assets)
As of December 31, 2006	As of June 30, 2006
Corporate Bonds 17.4%	Corporate Bonds 17.6%
Government Obligations 70.8%	Government Obligations 76.9%
Stocks and Investment Companies 1.6%	Stocks 0.2%
Other Investments 0.2%	Other Investments 0.3%
Short-Term Investments and Net Other Assets 10.0%	Short-Term Investments and Net Other Assets 5.0%

Annual Report

Investments December 31, 2006

Showing Percentage of Net Assets

Nonconvertible Bonds - 17.4%
		Principal Amount (d)	Value (Note 1)
Argentina - 0.4%
Telecom Personal SA 9.25% 12/22/10 (f)		$ 1,195,000	$ 1,257,738
Bahamas (Nassau) - 0.2%
Odebrecht Overseas Ltd. 9.625% 12/30/49		525,000	553,875
Brazil - 1.0%
Bertin Ltda 10.25% 10/5/16 (f)		345,000	365,700
Globo Communicacoes e Partcipacoes LTDA 9.375%		1,875,000	1,924,219
Net Servicos de Communicacao SA 9.25% 12/31/49 (f)		525,000	536,288
TOTAL BRAZIL			2,826,207
Cayman Islands - 0.2%
CFG Investment SAC 9.25% 12/19/13 (f)		425,000	423,938
Chile - 0.2%
Corporacion Nacional del Cobre (Codelco) 6.15% 10/24/36 (f)		605,000	619,590
Dominican Republic - 0.1%
Cap Cana SA 9.625% 11/3/13 (f)		325,000	329,469
Germany - 1.3%
Citigroup Global Markets Deutschland AG 9.25% 4/19/14 (f)		1,150,000	1,253,500
Dresdner Bank AG:
10.375% 8/17/09 (f)		855,000	935,199
10.375% 8/17/09		290,000	317,202
Kyivstar GSM 7.75% 4/27/12 (Issued by Dresdner Bank AG for Kyivstar GSM) (f)		1,210,000	1,262,151
TOTAL GERMANY			3,768,052
Indonesia - 0.1%
APP International Finance (Mauritius) Ltd.:
0% 7/5/01 (c)(f)		1,235,000	30,875
0% 7/5/01 (Reg. S) (c)		445,000	11,125
Majapahit Holding BV 7.25% 10/17/11 (f)		230,000	236,613
TOTAL INDONESIA			278,613
Ireland - 0.2%
Red Arrow International Leasing 8.375% 6/30/12	RUB	16,789,835	659,303
Korea (South) - 0.4%
Hanarotelecom, Inc. 7% 2/1/12 (f)		1,200,000	1,203,000
Luxembourg - 3.8%
Millicom International Cellular SA 10% 12/1/13		1,130,000	1,231,700
Mobile Telesystems Finance SA:
8% 1/28/12		1,430,000	1,501,500
Nonconvertible Bonds - continued
		Principal Amount (d)	Value (Note 1)
Luxembourg - continued
Mobile Telesystems Finance SA: - continued
8% 1/28/12 (f)		$ 1,576,000	$ 1,654,800
8.375% 10/14/10 (f)		495,000	522,225
(Reg. S) 8.375% 10/14/10		710,000	749,050
Norilsk Nickel Finance Luxembourg SA 7.125% 9/30/09		810,000	835,313
RSHB Capital SA:
6.97% 9/21/16 (e)		530,000	545,900
7.175% 5/16/13 (f)		610,000	642,788
UBS Luxembourg SA 8.25% 5/23/16		2,875,000	3,018,750
TOTAL LUXEMBOURG			10,702,026
Malaysia - 1.6%
Petroliam Nasional BHD (Petronas) 7.625% 10/15/26 (Reg. S)		2,050,000	2,505,920
Petronas Capital Ltd. 7.875% 5/22/22 (Reg. S)		1,535,000	1,886,515
TOTAL MALAYSIA			4,392,435
Mexico - 0.8%
Cablemas SA de CV 9.375% 11/15/15		815,000	895,481
Gruma SA de CV 7.75%		840,000	865,200
Urbi, Desarrollos Urbanos, SA de CV 8.5% 4/19/16 (f)		370,000	399,600
TOTAL MEXICO			2,160,281
Multi-National - 0.2%
Inter-American Development Bank 6.625% 4/17/17	PEN	1,700,000	539,961
Netherlands - 0.7%
Bulgaria Steel Finance BV 12% 5/4/13 unit	EUR	600,000	665,381
PT Indosat International Finance Co. BV 7.125% 6/22/12 (f)		1,190,000	1,195,950
TOTAL NETHERLANDS			1,861,331
Pakistan - 0.2%
Pakistan Mobile Communcations Ltd. 8.625% 11/13/13 (f)		660,000	689,700
Philippines - 0.2%
National Power Corp. 6.875% 11/2/16 (f)		535,000	544,363
Singapore - 0.0%
Empire Capital Resources Pte Ltd. 9.375% 12/15/11 (f)		120,000	122,250
Tunisia - 0.2%
Banque Centrale de Tunisie 7.375% 4/25/12		525,000	567,788
Nonconvertible Bonds - continued
		Principal Amount (d)	Value (Note 1)
United Kingdom - 0.7%
Credit Suisse First Boston International 8% 11/6/15 (f)		$ 1,320,000	$ 1,367,375
Standard Bank PLC 8.125% 9/30/09		500,000	487,500
TOTAL UNITED KINGDOM			1,854,875
United States of America - 4.5%
Pemex Project Funding Master Trust:
6.625% 6/15/35		1,880,000	1,923,240
7.375% 12/15/14		1,500,000	1,651,500
7.75%		6,204,000	6,470,772
8.625% 2/1/22		2,075,000	2,578,188
TOTAL UNITED STATES OF AMERICA			12,623,700
Venezuela - 0.4%
Petrozuata Finance, Inc.:
7.63% 4/1/09 (f)		448,438	446,757
8.22% 4/1/17 (f)		825,000	820,875
TOTAL VENEZUELA			1,267,632
TOTAL NONCONVERTIBLE BONDS (Cost $49,482,556)			49,246,127
Government Obligations - 70.8%

Argentina - 4.3%
Argentine Republic:
discount (with partial capitalization through 12/31/13) 8.28% 12/31/33		3,161,190	3,437,794
par 1.33% 12/31/38 (g)		4,915,000	2,654,100
5.589% 8/3/12 (g)		4,215,000	3,982,662
11.9855% 2/20/08 (g)	ARS	4,015,661	1,321,837
Gross Domestic Product Linked Security 12/15/35 (i)		5,470,000	746,655
TOTAL ARGENTINA			12,143,048
Belize - 0.1%
Belize Government 9.75% 6/12/15		335,000	252,925
Brazil - 12.9%
Brazilian Federative Republic:
7.125% 1/20/37		2,290,000	2,457,170
7.875% 3/7/15		1,155,000	1,290,713
8% 1/15/18		2,905,000	3,230,360
8.25% 1/20/34		3,625,000	4,397,125
Government Obligations - continued
		Principal Amount (d)	Value (Note 1)
Brazil - continued
Brazilian Federative Republic: - continued
8.75% 2/4/25		$ 3,265,000	$ 4,048,600
8.875% 10/14/19		1,535,000	1,888,050
8.875% 4/15/24		2,040,000	2,553,060
10.125% 5/15/27		920,000	1,292,600
10.5% 7/14/14		985,000	1,254,398
11% 1/11/12		725,000	893,925
11% 8/17/40		5,010,000	6,645,752
12.25% 3/6/30		1,570,000	2,606,200
12.5% 1/5/16	BRL	2,435,000	1,293,576
12.75% 1/15/20		1,780,000	2,776,800
TOTAL BRAZIL			36,628,329
Colombia - 2.7%
Colombian Republic:
7.175% 11/16/15 (g)		490,000	507,150
7.375% 9/18/37		1,180,000	1,266,730
8.125% 5/21/24		330,000	381,150
8.25% 12/22/14		450,000	510,750
10.375% 1/28/33		450,000	644,625
10.75% 1/15/13		1,010,000	1,249,875
11.75% 2/25/20		2,108,000	3,061,870
TOTAL COLOMBIA			7,622,150
Dominican Republic - 1.3%
Dominican Republic:
9.04% 1/23/18 (f)		1,076,582	1,232,148
9.5% 9/27/11		2,338,414	2,511,457
TOTAL DOMINICAN REPUBLIC			3,743,605
Ecuador - 1.2%
Ecuador Republic:
9.375% 12/15/15 (f)		560,000	436,800
10% 8/15/30 (Reg. S)		2,770,000	2,049,800
12% 11/15/12 (f)		102,000	79,560
12% 11/15/12 (Reg. S)		1,034,280	806,738
TOTAL ECUADOR			3,372,898
El Salvador - 0.7%
El Salvador Republic:
7.65% 6/15/35		840,000	952,140
Government Obligations - continued
		Principal Amount (d)	Value (Note 1)
El Salvador - continued
El Salvador Republic: - continued
8.25% 4/10/32 (Reg. S)		$ 445,000	$ 534,668
8.5% 7/25/11 (Reg. S)		540,000	597,240
TOTAL EL SALVADOR			2,084,048
Indonesia - 1.8%
Indonesian Republic:
6.75% 3/10/14		555,000	580,697
7.5% 1/15/16 (f)		2,225,000	2,455,955
8.5% 10/12/35 (f)		1,600,000	1,992,000
TOTAL INDONESIA			5,028,652
Iraq - 0.3%
Republic of Iraq 5.8% 1/15/28 (f)		1,085,000	707,963
Ivory Coast - 0.6%
Ivory Coast:
Brady past due interest 2% 3/30/18 (Reg. S) (c)(g)		3,572,000	839,420
FLIRB 2.5% 3/29/18 (Reg. S) (c)(g)		4,370,000	983,250
TOTAL IVORY COAST			1,822,670
Lebanon - 2.8%
Lebanon, Republic of:
7.125% 3/5/10		950,000	907,250
7.875% 5/20/11 (Reg. S)		940,000	921,200
8.6044% 11/30/09 (f)(g)		1,550,000	1,528,610
8.6044% 11/30/09 (g)		885,000	872,787
10.125% 8/6/08		920,000	941,850
10.25% 10/6/09 (Reg. S)		995,000	1,032,313
11.625% 5/11/16 (Reg. S)		1,560,000	1,801,800
TOTAL LEBANON			8,005,810
Mexico - 6.7%
United Mexican States:
5.625% 1/15/17		2,076,000	2,071,848
5.875% 1/15/14		1,485,000	1,523,610
6.625% 3/3/15		1,254,000	1,344,915
6.75% 9/27/34		1,240,000	1,345,400
7.5% 4/8/33		2,145,000	2,525,738
8.125% 12/30/19		1,030,000	1,258,660
8.3% 8/15/31		2,600,000	3,324,100
Government Obligations - continued
		Principal Amount (d)	Value (Note 1)
Mexico - continued
United Mexican States: - continued
11.375% 9/15/16		$ 1,439,000	$ 2,072,160
11.5% 5/15/26		2,140,000	3,461,450
TOTAL MEXICO			18,927,881
Nigeria - 0.3%
Central Bank of Nigeria:
promissory note 5.092% 1/5/10		749,067	710,014
warrants 11/15/20 (h)		750	151,500
TOTAL NIGERIA			861,514
Pakistan - 0.6%
Islamic Republic of Pakistan:
6.75% 2/19/09		445,000	451,675
7.125% 3/31/16 (f)		485,000	510,463
Pakistan International Sukuk Co. Ltd. 7.76% 1/27/10 (g)		590,000	609,913
TOTAL PAKISTAN			1,572,051
Panama - 0.7%
Panamanian Republic:
7.125% 1/29/26		655,000	707,400
8.875% 9/30/27		900,000	1,143,000
TOTAL PANAMA			1,850,400
Peru - 2.5%
Peruvian Republic:
7.35% 7/21/25		1,330,000	1,499,575
8.75% 11/21/33		735,000	967,444
9.125% 2/21/12		1,100,000	1,277,375
9.875% 2/6/15		1,415,000	1,793,513
euro Brady past due interest 5% 3/7/17 (g)		1,672,000	1,658,624
TOTAL PERU			7,196,531
Philippines - 8.5%
Philippine Republic:
7.75% 1/14/31		2,215,000	2,511,367
8.375% 2/15/11		1,765,000	1,932,675
8.875% 3/17/15		1,665,000	1,971,027
9% 2/15/13		4,585,000	5,284,213
9.375% 1/18/17		1,690,000	2,091,375
9.5% 2/2/30		3,155,000	4,211,925
Government Obligations - continued
		Principal Amount (d)	Value (Note 1)
Philippines - continued
Philippine Republic: - continued
9.875% 1/15/19		$ 2,540,000	$ 3,314,700
10.625% 3/16/25		1,895,000	2,717,051
TOTAL PHILIPPINES			24,034,333
Qatar - 0.5%
State of Qatar 9.75% 6/15/30 (Reg. S)		875,000	1,300,688
Russia - 4.3%
Russian Federation:
5% 3/31/30 (Reg. S) (e)		3,385,000	3,825,050
11% 7/24/18 (Reg. S)		2,247,000	3,252,533
12.75% 6/24/28 (Reg. S)		2,889,000	5,229,090
TOTAL RUSSIA			12,306,673
Serbia & Montenegro - 0.3%
Republic of Serbia 3.75% 11/1/24 (e)(f)		1,015,000	943,950
Turkey - 7.1%
Turkish Republic:
6.875% 3/17/36		2,855,000	2,737,231
7.375% 2/5/25		730,000	748,250
8% 2/14/34		2,415,000	2,641,406
9.5% 1/15/14		1,800,000	2,106,000
11% 1/14/13		3,220,000	3,960,600
11.5% 1/23/12		1,560,000	1,903,200
11.75% 6/15/10		1,825,000	2,153,500
11.875% 1/15/30		2,540,000	3,921,125
TOTAL TURKEY			20,171,312
Ukraine - 1.4%
City of Kiev 8.75% 8/8/08		1,010,000	1,046,865
Ukraine Government:
6.875% 3/4/11 (Reg. S)		460,000	473,248
7.65% 6/11/13 (Reg. S)		1,145,000	1,235,169
8.9025% 8/5/09 (g)		1,200,000	1,270,800
TOTAL UKRAINE			4,026,082
Uruguay - 1.8%
Uruguay Republic:
7.625% 3/21/36		1,295,000	1,424,500
7.875% 1/15/33 pay-in-kind		1,220,000	1,360,300
Government Obligations - continued
		Principal Amount (d)	Value (Note 1)
Uruguay - continued
Uruguay Republic: - continued
8% 11/18/22		$ 1,525,000	$ 1,730,875
9.25% 5/17/17		395,000	482,493
TOTAL URUGUAY			4,998,168
Venezuela - 7.0%
Venezuelan Republic:
oil recovery rights 4/15/20 (h)		21,255	690,788
6% 12/9/20		1,490,000	1,389,425
6.3738% 4/20/11 (g)		2,380,000	2,356,200
7% 12/1/18 (Reg. S)		735,000	757,050
7.65% 4/21/25		1,115,000	1,216,465
8.5% 10/8/14		2,125,000	2,401,250
9.25% 9/15/27		3,475,000	4,437,575
9.375% 1/13/34		1,725,000	2,287,350
10.75% 9/19/13		1,335,000	1,652,063
13.625% 8/15/18		1,635,000	2,505,638
TOTAL VENEZUELA			19,693,804
Vietnam - 0.4%
Vietnamese Socialist Republic 6.875% 1/15/16 (f)		965,000	1,042,200
TOTAL GOVERNMENT OBLIGATIONS (Cost $185,755,523)			200,337,685
Common Stocks - 0.4%
	Shares
Bermuda - 0.0%
APP China Group Ltd.	11,376	113,760
Mexico - 0.3%
America Movil SA de CV Series L sponsored ADR	9,300	420,546
Wal-Mart de Mexico SA de CV Series V	102,700	452,114
TOTAL MEXICO		872,660
Turkey - 0.1%
Acibadem Saglik Hizmetleri AS	25,000	268,456
TOTAL COMMON STOCKS (Cost $1,635,203)		1,254,876
Investment Companies - 1.2%
	Shares	Value (Note 1)
United States of America - 1.2%
iShares MSCI Emerging Markets Index Fund (Cost $3,429,962)	30,500	$ 3,482,185
Sovereign Loan Participations - 0.2%
Principal Amount (d)
Morocco - 0.2%
Moroccan Kingdom loan participation - JP Morgan 6.3644% 1/2/09 (g) (Cost $436,350)	$ 438,393	437,845
Money Market Funds - 8.1%
Shares
Fidelity Cash Central Fund, 5.37% (b) (Cost $22,819,457)	22,819,457	22,819,457
Purchased Options - 0.0%
Expiration Date/Strike Price		Underlying Face Amount
Russia - 0.0%
Lehman Brothers Holdings, Inc. Call Option on $12,270,000 notional amount of Russian Federation 5% 3/31/30 (Reg. S) (Cost $73,620)	January 2007/ $113.31	$ 13,865,100	46,626
TOTAL INVESTMENT PORTFOLIO - 98.1% (Cost $263,632,671)	277,624,801
NET OTHER ASSETS - 1.9%	5,414,102
NET ASSETS - 100%	$ 283,038,903
Security Type Abbreviations
FLIRB	-	Front Loaded Interest Reduction Bonds
Currency Abbreviations
ARS	-	Argentine peso
BRL	-	Brazilian real
EUR	-	European Monetary Unit
PEN	-	Peruvian new sol
RUB	-	Russian ruble
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Non-income producing - Issuer is in default.
(d) Principal amount is stated in United States dollars unless otherwise noted.
(e) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $27,790,393 or 9.8% of net assets.

(g) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(h) Quantity represents share amount.

(i) Security is linked to Argentine Republic Gross Domestic Product (GDP). Security does not pay principal over life of security or at expiration. Payments are based on growth of Argentine GDP, subject to certain conditions.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 416,640
Other Information
The composition of credit quality ratings as a percentage of net assets is as follows (ratings are unaudited):
AAA,AA,A	2.7%
BBB	17.4%
BB	32.9%
B	30.8%
CCC,CC,C	1.6%
Not Rated	2.4%
Equities	2.2%
Other Investments	0.0%
Short-Term Investments and Net Other Assets	10.0%
100.0%
We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	December 31, 2006

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $240,813,214)	$ 254,805,344
Fidelity Central Funds (cost $22,819,457)	22,819,457
Total Investments (cost $263,632,671)		$ 277,624,801
Cash		528,889
Receivable for investments sold		95,863
Receivable for fund shares sold		936,705
Dividends receivable		15,000
Interest receivable		5,517,296
Prepaid expenses		1,139
Receivable from investment adviser for expense reductions		37,484
Other receivables		1,520
Total assets		284,758,697

Liabilities
Payable for investments purchased	$ 595,575
Payable for fund shares redeemed	414,616
Distributions payable	281,035
Accrued management fee	155,556
Distribution fees payable	79,810
Other affiliated payables	70,465
Other payables and accrued expenses	122,737
Total liabilities		1,719,794

Net Assets		$ 283,038,903
Net Assets consist of:
Paid in capital		$ 267,451,742
Undistributed net investment income		1,089,991
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		503,871
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		13,993,299
Net Assets		$ 283,038,903

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

December 31, 2006

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($65,593,012 ÷ 5,288,666 shares)	$ 12.40

Maximum offering price per share (100/95.25 of $12.40)	$ 13.02
Class T: Net Asset Value and redemption price per share ($137,199,657 ÷ 11,093,742 shares)	$ 12.37

Maximum offering price per share (100/96.50 of $12.37)	$ 12.82
Class B: Net Asset Value and offering price per share ($26,441,738 ÷ 2,116,010 shares)A	$ 12.50

Class C: Net Asset Value and offering price per share ($28,627,626 ÷ 2,297,947 shares)A	$ 12.46

Institutional Class: Net Asset Value, offering price and redemption price per share ($25,176,870 ÷ 2,054,813 shares)	$ 12.25

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended December 31, 2006

Investment Income
Dividends		$ 338,353
Interest		15,687,051
Income from Fidelity Central Funds		416,640
Total income		16,442,044

Expenses
Management fee	$ 1,596,684
Transfer agent fees	623,541
Distribution fees	833,492
Accounting fees and expenses	131,097
Custodian fees and expenses	69,206
Independent trustees' compensation	862
Registration fees	87,127
Audit	81,540
Legal	43,542
Miscellaneous	29,768
Total expenses before reductions	3,496,859
Expense reductions	(415,944)	3,080,915
Net investment income		13,361,129
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	7,591,101
Foreign currency transactions	(82,292)
Total net realized gain (loss)		7,508,809
Change in net unrealized appreciation (depreciation) on: Investment securities	4,340,591
Assets and liabilities in foreign currencies	21,447
Total change in net unrealized appreciation (depreciation)		4,362,038
Net gain (loss)		11,870,847
Net increase (decrease) in net assets resulting from operations		$ 25,231,976

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended December 31, 2006	Year ended December 31, 2005
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 13,361,129	$ 10,747,566
Net realized gain (loss)	7,508,809	6,887,140
Change in net unrealized appreciation (depreciation)	4,362,038	1,612,496
Net increase (decrease) in net assets resulting from operations	25,231,976	19,247,202
Distributions to shareholders from net investment income	(13,085,659)	(11,113,855)
Distributions to shareholders from net realized gain	(7,812,995)	(9,174,599)
Total distributions	(20,898,654)	(20,288,454)
Share transactions - net increase (decrease)	72,418,993	33,854,076
Redemption fees	48,854	19,860
Total increase (decrease) in net assets	76,801,169	32,832,684

Net Assets
Beginning of period	206,237,734	173,405,050
End of period (including undistributed net investment income of $1,089,991 and undistributed net investment income of $893,378, respectively)	$ 283,038,903	$ 206,237,734

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended December 31,	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 12.11	$ 12.16	$ 11.70	$ 9.67	$ 9.37
Income from Investment Operations
Net investment income C	.715	.727	.683	.802	.714 G
Net realized and unrealized gain (loss)	.638	.556	.707	2.064	.348 G
Total from investment operations	1.353	1.283	1.390	2.866	1.062
Distributions from net investment income	(.699)	(.744)	(.712)	(.836)	(.762)
Distributions from net realized gain	(.367)	(.590)	(.220)	-	-
Total distributions	(1.066)	(1.334)	(.932)	(.836)	(.762)
Redemption fees added to paid in capital C	.003	.001	.002	-	-
Net asset value, end of period	$ 12.40	$ 12.11	$ 12.16	$ 11.70	$ 9.67
Total ReturnA, B	11.57%	11.15%	12.44%	30.43%	11.80%
Ratios to Average Net Assets D, F
Expenses before reductions	1.28%	1.31%	1.34%	1.32%	1.36%
Expenses net of fee waivers, if any	1.10%	1.11%	1.34%	1.32%	1.36%
Expenses net of all reductions	1.09%	1.11%	1.34%	1.32%	1.35%
Net investment income	5.80%	6.04%	5.86%	7.31%	7.56% G
Supplemental Data
Net assets, end of period (000 omitted)	$ 65,593	$ 42,836	$ 28,854	$ 26,787	$ 13,920
Portfolio turnover rate E	105%	202%	238%	260%	222%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G As a result of a revision to reflect accretion of market discount using the interest method, certain amounts for the year ended December 31, 2002 have been reclassified from what was previously reported. The impact of this change was a decrease to net investment income (loss) of $.057 per share with a corresponding increase to net realized and unrealized gain (loss) per share. The ratio of net investment income (loss) to average net assets decreased from 8.17% to 7.56%. The reclassification has no impact on the net assets of the Fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended December 31,	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 12.08	$ 12.14	$ 11.68	$ 9.66	$ 9.36
Income from Investment Operations
Net investment income C	.701	.713	.670	.787	.706 G
Net realized and unrealized gain (loss)	.640	.549	.708	2.057	.346 G
Total from investment operations	1.341	1.262	1.378	2.844	1.052
Distributions from net investment income	(.687)	(.733)	(.700)	(.824)	(.752)
Distributions from net realized gain	(.367)	(.590)	(.220)	-	-
Total distributions	(1.054)	(1.323)	(.920)	(.824)	(.752)
Redemption fees added to paid in capital C	.003	.001	.002	-	-
Net asset value, end of period	$ 12.37	$ 12.08	$ 12.14	$ 11.68	$ 9.66
Total ReturnA, B	11.49%	10.98%	12.35%	30.22%	11.70%
Ratios to Average Net Assets D, F
Expenses before reductions	1.36%	1.40%	1.44%	1.43%	1.47%
Expenses net of fee waivers, if any	1.20%	1.21%	1.44%	1.43%	1.47%
Expenses net of all reductions	1.19%	1.21%	1.44%	1.43%	1.46%
Net investment income	5.70%	5.94%	5.76%	7.20%	7.46% G
Supplemental Data
Net assets, end of period (000 omitted)	$ 137,200	$ 95,102	$ 89,784	$ 82,811	$ 57,154
Portfolio turnover rate E	105%	202%	238%	260%	222%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G As a result of a revision to reflect accretion of market discount using the interest method, certain amounts for the year ended December 31, 2002 have been reclassified from what was previously reported. The impact of this change was a decrease to net investment income (loss) of $.057 per share with a corresponding increase to net realized and unrealized gain (loss) per share. The ratio of net investment income (loss) to average net assets decreased from 8.06% to 7.46%. The reclassification has no impact on the net assets of the Fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended December 31,	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 12.20	$ 12.24	$ 11.77	$ 9.73	$ 9.42
Income from Investment Operations
Net investment income C	.628	.640	.595	.719	.646 G
Net realized and unrealized gain (loss)	.642	.562	.712	2.071	.352 G
Total from investment operations	1.270	1.202	1.307	2.790	.998
Distributions from net investment income	(.606)	(.653)	(.619)	(.750)	(.688)
Distributions from net realized gain	(.367)	(.590)	(.220)	-	-
Total distributions	(.973)	(1.243)	(.839)	(.750)	(.688)
Redemption fees added to paid in capital C	.003	.001	.002	-	-
Net asset value, end of period	$ 12.50	$ 12.20	$ 12.24	$ 11.77	$ 9.73
Total ReturnA, B	10.74%	10.34%	11.56%	29.34%	10.99%
Ratios to Average Net Assets D, F
Expenses before reductions	2.10%	2.12%	2.13%	2.09%	2.13%
Expenses net of fee waivers, if any	1.85%	1.86%	2.13%	2.09%	2.13%
Expenses net of all reductions	1.84%	1.86%	2.13%	2.09%	2.12%
Net investment income	5.06%	5.28%	5.07%	6.53%	6.79% G
Supplemental Data
Net assets, end of period (000 omitted)	$ 26,442	$ 27,303	$ 27,238	$ 30,088	$ 20,903
Portfolio turnover rate E	105%	202%	238%	260%	222%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G As a result of a revision to reflect accretion of market discount using the interest method, certain amounts for the year ended December 31, 2002 have been reclassified from what was previously reported. The impact of this change was a decrease to net investment income (loss) of $.057 per share with a corresponding increase to net realized and unrealized gain (loss) per share. The ratio of net investment income (loss) to average net assets decreased from 7.39% to 6.79%. The reclassification has no impact on the net assets of the Fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended December 31,	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 12.16	$ 12.21	$ 11.74	$ 9.71	$ 9.40
Income from Investment Operations
Net investment income C	.613	.627	.585	.709	.633 G
Net realized and unrealized gain (loss)	.645	.553	.715	2.060	.355 G
Total from investment operations	1.258	1.180	1.300	2.769	.988
Distributions from net investment income	(.594)	(.641)	(.612)	(.739)	(.678)
Distributions from net realized gain	(.367)	(.590)	(.220)	-	-
Total distributions	(.961)	(1.231)	(.832)	(.739)	(.678)
Redemption fees added to paid in capital C	.003	.001	.002	-	-
Net asset value, end of period	$ 12.46	$ 12.16	$ 12.21	$ 11.74	$ 9.71
Total Return A, B	10.66%	10.17%	11.53%	29.18%	10.90%
Ratios to Average Net Assets D, F
Expenses before reductions	2.12%	2.16%	2.19%	2.19%	2.24%
Expenses net of fee waivers, if any	1.95%	1.96%	2.19%	2.19%	2.24%
Expenses net of all reductions	1.94%	1.96%	2.19%	2.19%	2.23%
Net investment income	4.95%	5.19%	5.01%	6.43%	6.69% G
Supplemental Data
Net assets, end of period (000 omitted)	$ 28,628	$ 18,863	$ 14,606	$ 12,516	$ 6,641
Portfolio turnover rate E	105%	202%	238%	260%	222%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G As a result of a revision to reflect accretion of market discount using the interest method, certain amounts for the year ended December 31, 2002 have been reclassified from what was previously reported. The impact of this change was a decrease to net investment income (loss) of $.057 per share with a corresponding increase to net realized and unrealized gain (loss) per share. The ratio of net investment income (loss) to average net assets decreased from 7.29% to 6.69%. The reclassification has no impact on the net assets of the Fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended December 31,	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 11.98	$ 12.04	$ 11.60	$ 9.60	$ 9.30
Income from Investment Operations
Net investment income B	.725	.739	.712	.820	.736 F
Net realized and unrealized gain (loss)	.628	.554	.694	2.045	.352 F
Total from investment operations	1.353	1.293	1.406	2.865	1.088
Distributions from net investment income	(.718)	(.764)	(.748)	(.865)	(.788)
Distributions from net realized gain	(.367)	(.590)	(.220)	-	-
Total distributions	(1.085)	(1.354)	(.968)	(.865)	(.788)
Redemption fees added to paid in capital B	.002	.001	.002	-	-
Net asset value, end of period	$ 12.25	$ 11.98	$ 12.04	$ 11.60	$ 9.60
Total Return A	11.70%	11.37%	12.72%	30.69%	12.21%
Ratios to Average Net Assets C, E
Expenses before reductions	1.02%	1.01%	1.03%	1.06%	1.09%
Expenses net of fee waivers, if any	.95%	.95%	1.03%	1.06%	1.09%
Expenses net of all reductions	.94%	.95%	1.03%	1.06%	1.08%
Net investment income	5.96%	6.20%	6.17%	7.56%	7.83% F
Supplemental Data
Net assets, end of period (000 omitted)	$ 25,177	$ 22,134	$ 12,924	$ 10,993	$ 8,386
Portfolio turnover rate D	105%	202%	238%	260%	222%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F As a result of a revision to reflect accretion of market discount using the interest method, certain amounts for the year ended December 31, 2002 have been reclassified from what was previously reported. The impact of this change was a decrease to net investment income (loss) of $.057 per share with a corresponding increase to net realized and unrealized gain (loss) per share. The ratio of net investment income (loss) to average net assets decreased from 8.44% to 7.83%. The reclassification has no impact on the net assets of the Fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended December 31, 2006

1. Significant Accounting Policies.

Fidelity Advisor Emerging Markets Income Fund (the Fund) is a non-diversified fund of Fidelity Advisor Series VIII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The Fund may invest in Fidelity Central Funds which are open-end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund, which are also consistently followed by the Fidelity Central Funds:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price.

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Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Security Valuation - continued

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions, including the Fund's investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and income distributions from the Fidelity Central Funds are accrued as earned, with any income distributions receivable as of period end included in Interest Receivable on the Statement of Assets and Liabilities. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or

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1. Significant Accounting Policies - continued

Investment Transactions and Income - continued

a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, market discount, deferred trustees compensation and losses deferred due to wash sales.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 17,574,260
Unrealized depreciation	(3,036,844)
Net unrealized appreciation (depreciation)	14,537,416
Undistributed ordinary income	84,781

Cost for federal income tax purposes	$ 263,087,385

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Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax character of distributions paid was as follows:

	December 31, 2006	December 31, 2005
Ordinary Income	$ 18,161,699	$ 16,433,265
Long-term Capital Gains	2,736,955	3,855,189
Total	$ 20,898,654	$ 20,288,454

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 90 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the

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2. Operating Policies - continued

Repurchase Agreements - continued

collateral proceeds could be delayed, during which time the value of the collateral may decline.

Options. The Fund may use options to manage its exposure to the bond market and to fluctuations in interest rates. Writing puts and buying calls tend to increase a fund's exposure to the underlying instrument. Buying puts and writing calls tend to decrease a fund's exposure to the underlying instrument, or hedge other fund investments. The underlying face amount at value of any open options at period end is shown in the Schedule of Investments under the caption "Purchased Options." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparties do not perform under the contracts' terms. Gains and losses are realized upon the expiration or closing of the options. Realized gains (losses) on purchased options are included in realized gains (losses) on investment securities.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price. Options traded over-the-counter are valued using dealer-supplied valuations.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $290,757,535 and $222,281,676, respectively.

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Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .55% of the Fund's average net assets and a group fee rate that averaged ..12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .67% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.15%	$ 79,870	$ 1,362
Class T	0%	.25%	282,636	5,079
Class B	.65%	.25%	240,410	173,832
Class C	.75%	.25%	230,576	67,788
			$ 833,492	$ 248,061

On January 18, 2007, the Board of Trustees approved an increase in Class A's Service Fee from .15% to .25%, effective April 1, 2007.

Sales Load. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1% to .50% for certain purchases of Class A shares (.25% prior to February 24, 2006) and .25% for certain purchases of Class T shares.

On January 18, 2007, the Board of Trustees approved a change in Class A and Class T's front-end sales charge. Effective April 1, 2007, FDC will receive a front-end sales charge of up to 4.00% for selling Class A and Class T shares.

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4. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 50,154
Class T	24,619
Class B*	59,527
Class C*	7,995
$ 142,295

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC, were as follows:

	Amount	% of Average Net Assets
Class A	$ 144,980.27
Class T	288,220.25
Class B	92,697.35
Class C	61,984.27
Institutional Class	35,660.16
	$ 623,541

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

Investments in Fidelity Central Funds. The Fund may invest in Fidelity Central Funds. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's

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Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Investments in Fidelity Central Funds - continued

Report of Independent Registered Public Accounting Firm, are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

5. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $504 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class A	1.10%	$ 93,953
Class T	1.20%	180,457
Class B	1.85%	68,373
Class C	1.95%	39,869
Institutional Class	.95%	14,853
		$ 397,505

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $12,350 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $6,089.

Annual Report

7. Credit Risk.

The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

During the period, the Fund's transfer agent, Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of Fidelity Management & Research Company, notified the Fund that the fund's books and records did not reflect a conversion of certain Class B to Class A shares upon their conversion date. Management has determined that this did not have a material impact to the Fund's reported net assets or results of operations in the accompanying financial statements. FIIOC will cause the books and records of the Fund to reflect a conversion of the relevant Class B shares to Class A and is in the process of determining the impact to affected shareholder accounts for purposes of its remediation.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended December 31,	2006	2005
From net investment income
Class A	$ 3,029,508	$ 2,239,106
Class T	6,339,064	5,403,868
Class B	1,302,076	1,451,279
Class C	1,109,142	891,722
Institutional Class	1,305,869	1,127,880
Total	$ 13,085,659	$ 11,113,855

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Notes to Financial Statements - continued

9. Distributions to Shareholders - continued

Distributions to shareholders of each class were as follows: - continued

Years ended December 31,	2006	2005
From net realized gain
Class A	$ 1,785,616	$ 1,740,895
Class T	3,768,491	4,435,816
Class B	769,134	1,301,890
Class C	776,877	809,962
Institutional Class	712,877	886,036
Total	$ 7,812,995	$ 9,174,599

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended December 31,	2006	2005	2006	2005
Class A
Shares sold	2,560,271	1,580,185	$ 31,699,886	$ 19,087,388
Reinvestment of distributions	316,444	282,049	3,914,732	3,406,044
Shares redeemed	(1,125,240)	(697,498)	(13,839,153)	(8,439,651)
Net increase (decrease)	1,751,475	1,164,736	$ 21,775,465	$ 14,053,781
Class T
Shares sold	4,790,667	2,244,555	$ 59,023,956	$ 26,968,052
Reinvestment of distributions	737,060	757,460	9,093,046	9,115,277
Shares redeemed	(2,306,938)	(2,527,298)	(28,244,855)	(30,073,867)
Net increase (decrease)	3,220,789	474,717	$ 39,872,147	$ 6,009,462
Class B
Shares sold	521,792	495,665	$ 6,490,794	$ 6,012,880
Reinvestment of distributions	132,911	183,667	1,655,624	2,229,627
Shares redeemed	(777,402)	(666,010)	(9,644,951)	(8,048,875)
Net increase (decrease)	(122,699)	13,322	$ (1,498,533)	$ 193,632
Class C
Shares sold	1,132,083	616,150	$ 14,083,943	$ 7,468,299
Reinvestment of distributions	115,888	110,693	1,440,362	1,341,300
Shares redeemed	(501,169)	(372,083)	(6,189,683)	(4,495,615)
Net increase (decrease)	746,802	354,760	$ 9,334,622	$ 4,313,984
Institutional Class
Shares sold	1,706,563	868,350	$ 21,000,951	$ 10,393,080
Reinvestment of distributions	101,848	99,843	1,246,426	1,192,164
Shares redeemed	(1,601,626)	(193,316)	(19,312,085)	(2,302,027)
Net increase (decrease)	206,785	774,877	$ 2,935,292	$ 9,283,217

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Advisor Series VIII and the Shareholders of Fidelity Advisor Emerging Markets Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Advisor Emerging Markets Income Fund (a fund of Fidelity Advisor Series VIII) at December 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Advisor Emerging Markets Income Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

February 16, 2007

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Each of the Trustees oversees 348 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (76)

Year of Election or Appointment: 1983

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as President (2006-present), Chief Executive Officer, Chairman, and a Director of FMR Corp.; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001-present) and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of Fidelity International Limited (FIL).

Robert L. Reynolds (54)

Year of Election or Appointment: 2003

Mr. Reynolds is President and a Director of FMR (2005-present), Fidelity Investments Money Management, Inc. (2005-present), and FMR Co., Inc. (2005-present). Mr. Reynolds also serves as Vice Chairman (2006-present), a Director (2003-present), and Chief Operating Officer of FMR Corp. and a Director of Strategic Advisers, Inc. (2005-present). He also serves on the Board at Fidelity Investments Canada, Ltd.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (58)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003). Mr. Dirks also serves as a Trustee and a member of the Finance Committee of Manhattan College (2005-present) and a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-present).

Albert R. Gamper, Jr. (64)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001-present), Chairman of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System.

George H. Heilmeier (70)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), and HRL Laboratories (private research and development, 2004-present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-2002), Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002), INET Technologies Inc. (telecommunications network surveillance, 2001-2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid crystal display, and a member of the Consumer Electronics Hall of Fame.

James H. Keyes (66)

Year of Election or Appointment: 2007

Prior to his retirement in 2003, Mr. Keyes was Chairman, President, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993-2003). He currently serves as a member of the boards of LSI Logic Corporation (semiconductor technologies), Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, 2002-present), and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions).

Marie L. Knowles (60)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002-present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (62)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees (2006-present). Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Sony Corporation (2006-present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations.

Cornelia M. Small (62)

Year of Election or Appointment: 2005

Ms. Small is a member (2000-present) and Chairperson (2002-present) of the Investment Committee, and a member (2002-present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1999). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (67)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003), CEO (1995-2000; 2002-2004), and Chairman of the Executive Committee (2000-2004). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate, 2002-present), and Metalmark Capital (private equity investment firm, 2005-present). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (67)

Year of Election or Appointment: 2005

Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993-2001). He currently serves as a member of the boards of Adelphia Communications Corporation (2003-present), Bausch & Lomb, Inc., and Revlon Inc. (2004-present).

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (62)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Advisor Series VIII. Mr. Lynch is Vice Chairman and a Director of FMR, and Vice Chairman (2001-present) and a Director of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund.

Kimberley H. Monasterio (43)

Year of Election or Appointment: 2007

President and Treasurer of Advisor Emerging Markets Income. Ms. Monasterio also serves as President and Treasurer of other Fidelity funds (2007-present) and is an employee of FMR (2004-present). Previously, Ms. Monasterio served as Deputy Treasurer of the Fidelity funds (2004-2006). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002- 2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

Dwight D. Churchill (53)

Year of Election or Appointment: 2005

Vice President of Advisor Emerging Markets Income. Mr. Churchill also serves as Vice President of certain Equity Funds (2005-present). Mr. Churchill is Executive Vice President of FMR (2005-present) and FMR Co., Inc. (2005-present). Previously, Mr. Churchill served as Senior Vice President of Fidelity Investments Money Management, Inc. (2005-2006), Head of Fidelity's Fixed-Income Division (2000-2005), Vice President of Fidelity's Money Market Funds (2000-2005), Vice President of Fidelity's Bond Funds, and Senior Vice President of FMR.

Eric M. Wetlaufer (44)

Year of Election or Appointment: 2006

Vice President of Advisor Emerging Markets Income. Mr. Wetlaufer also serves as Vice President of certain International Equity Funds (2006-present). Mr. Wetlaufer is Senior Vice President of FMR (2006-present) and FMR Co., Inc. (2006-present), and President and Director of Fidelity Management & Research (U.K.) Inc. (2006-present) and Fidelity Research & Analysis Company (2006-present). Before joining Fidelity Investments in 2005, Mr. Wetlaufer was a partner in Oxhead Capital Management (2004-2005). Previously, Mr. Wetlaufer served as a Chief Investment Officer of Putnam Investments (1997-2003).

John H. Carlson (56)

Year of Election or Appointment: 1995

Vice President of Advisor Emerging Markets Income. Mr. Carlson serves as Vice President of another fund advised by FMR. Prior to assuming his current responsibilities, Mr. Carlson worked as a portfolio manager. Mr. Carlson also serves as Senior Vice President of FMR and FMR Co., Inc. (2003).

Eric D. Roiter (58)

Year of Election or Appointment: 1998

Secretary of Advisor Emerging Markets Income. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001-present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001-present), Fidelity Research & Analysis Company (2001-present), and Fidelity Investments Money Management, Inc. (2001-present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003-present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998-2005).

Stuart Fross (47)

Year of Election or Appointment: 2003

Assistant Secretary of Advisor Emerging Markets Income. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003-present), Vice President and Secretary of FDC (2005-present), and is an employee of FMR.

R. Stephen Ganis (40)

Year of Election or Appointment: 2006

Anti-Money Laundering (AML) officer of Advisor Emerging Markets Income. Mr. Ganis also serves as AML officer of other Fidelity funds (2006-present) and FMR Corp. (2003-present). Before joining Fidelity Investments, Mr. Ganis practiced law at Goodwin Procter, LLP (2000-2002).

Joseph B. Hollis (58)

Year of Election or Appointment: 2006

Chief Financial Officer of Advisor Emerging Markets Income. Mr. Hollis also serves as Chief Financial Officer of other Fidelity funds. Mr. Hollis is President of Fidelity Pricing and Cash Management Services (FPCMS) (2005-present). Mr. Hollis also serves as President and Director of Fidelity Service Company, Inc. (2006-present). Previously, Mr. Hollis served as Senior Vice President of Cash Management Services (1999-2002) and Investment Management Operations (2002-2005).

Kenneth A. Rathgeber (59)

Year of Election or Appointment: 2004

Chief Compliance Officer of Advisor Emerging Markets Income. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004-present) and Executive Vice President of Risk Oversight for Fidelity Investments (2002-present). He is Chief Compliance Officer of FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), and Strategic Advisers, Inc. (2005-present). Previously, Mr. Rathgeber served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

Bryan A. Mehrmann (45)

Year of Election or Appointment: 2005

Deputy Treasurer of Advisor Emerging Markets Income. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/ Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Kenneth B. Robins (37)

Year of Election or Appointment: 2005

Deputy Treasurer of Advisor Emerging Markets Income. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

Robert G. Byrnes (40)

Year of Election or Appointment: 2005

Assistant Treasurer of Advisor Emerging Markets Income. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

John H. Costello (60)
Year of Election or Appointment: 1994 Assistant Treasurer of Advisor Emerging Markets Income. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Peter L. Lydecker (52)
Year of Election or Appointment: 2004 Assistant Treasurer of Advisor Emerging Markets Income. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.
Mark Osterheld (51)
Year of Election or Appointment: 2002 Assistant Treasurer of Advisor Emerging Markets Income. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.
Gary W. Ryan (48)

Year of Election or Appointment: 2005

Assistant Treasurer of Advisor Emerging Markets Income. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999-2005).

Salvatore Schiavone (41)

Year of Election or Appointment: 2005

Assistant Treasurer of Advisor Emerging Markets Income. Mr. Schiavone also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Before joining Fidelity Investments, Mr. Schiavone worked at Deutsche Asset Management, where he most recently served as Assistant Treasurer (2003-2005) of the Scudder Funds and Vice President and Head of Fund Reporting (1996-2003).

Annual Report

Distributions

The fund hereby designates as a capital gain dividend with respect to the taxable year ended December 31, 2006, $2,370,577 or, if subsequently determined to be different, the net capital gain of such year.

The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are as follows:

	Pay Date	Income	Taxes
Class A	Various	$.522	$.003
Class T	Various	$.512	$.003
Class B	Various	$.443	$.003
Class C	Various	$.452	$.003

The fund will notify shareholders in January 2007 of amounts for use in preparing 2006 income tax returns.

Annual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on September 20, 2006. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees. A
	# of Votes	% of Votes
Dennis J. Dirks
Affirmative	10,305,417,985.19	98.912
Withheld	113,315,339.47	1.088
TOTAL	10,418,733,324.66	100.000
Albert R. Gamper, Jr.
Affirmative	10,304,099,606.66	98.900
Withheld	114,633,718.00	1.100
TOTAL	10,418,733,324.66	100.000
Robert M. Gates
Affirmative	10,296,456,418.68	98.826
Withheld	122,276,905.98	1.174
TOTAL	10,418,733,324.66	100.000
George H. Heilmeier
Affirmative	10,284,421,286.72	98.711
Withheld	134,312,037.94	1.289
TOTAL	10,418,733,324.66	100.000
Edward C. Johnson 3d
Affirmative	10,281,469,414.86	98.683
Withheld	137,263,909.80	1.317
TOTAL	10,418,733,324.66	100.000
Stephen P. Jonas
Affirmative	10,304,898,949.27	98.907
Withheld	113,834,375.39	1.093
TOTAL	10,418,733,324.66	100.000
James H. KeyesB
Affirmative	10,302,625,484.78	98.886
Withheld	116,107,839.88	1.114
TOTAL	10,418,733,324.66	100.000
	# of Votes	% of Votes
Marie L. Knowles
Affirmative	10,292,037,605.67	98.784
Withheld	126,695,718.99	1.216
TOTAL	10,418,733,324.66	100.000
Ned C. Lautenbach
Affirmative	10,301,281,118.78	98.873
Withheld	117,452,205.88	1.127
TOTAL	10,418,733,324.66	100.000
William O. McCoy
Affirmative	10,284,125,926.61	98.708
Withheld	134,607,398.05	1.292
TOTAL	10,418,733,324.66	100.000
Robert L. Reynolds
Affirmative	10,305,159,878.21	98.910
Withheld	113,573,446.45	1.090
TOTAL	10,418,733,324.66	100.000
Cornelia M. Small
Affirmative	10,302,652,326.59	98.886
Withheld	116,080,998.07	1.114
TOTAL	10,418,733,324.66	100.000
William S. Stavropoulos
Affirmative	10,298,666,578.40	98.848
Withheld	120,066,746.26	1.152
TOTAL	10,418,733,324.66	100.000
Kenneth L. Wolfe
Affirmative	10,290,149,860.07	98.766
Withheld	128,583,464.59	1.234
TOTAL	10,418,733,324.66	100.000
A Denotes trust-wide proposal and voting results. B Effective on or about January 1, 2007.

Annual Report

Annual Report

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Adviser

FMR Co., Inc.

Fidelity Research & Analysis Company
(formerly Fidelity Management &
Research (Far East) Inc.)

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment
Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

EMI-UANN-0207
1.787725.103

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

(Fidelity Investment logo)(registered trademark)

Fidelity ® Advisor

Emerging Markets Income
Fund - Institutional Class

Annual Report

December 31, 2006

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Proxy Voting Results	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

We have seen consistently strong performance from stocks and bonds of late, and some relief in energy prices, but the housing market slowdown bears watching for how it might affect the consumer. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2006	Past 1 year	Past 5 years	Past 10 years
Institutional Class	11.70%	15.51%	12.06%

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Advisor Emerging Markets Income Fund - Institutional Class on December 31, 1996. The chart shows how the value of your investment would have changed, and also shows how the J.P. Morgan Emerging Markets Bond Index Global (EMBI Global) performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from John Carlson, Portfolio Manager of Fidelity® Advisor Emerging Markets Income Fund

The emerging-markets debt market - as measured by the J.P. Morgan Emerging Markets Bond Index (EMBI) Global - narrowly missed a fifth consecutive year of double-digit returns in 2006, but still posted a solid gain of 9.88% for the year, helped in part by the decline of the U.S. dollar against most major foreign currencies. The overall emerging-markets bond category shrugged off a number of disruptive events during the past year, including a coup in Thailand, war in Lebanon, a contested presidential election in Mexico, and falling oil prices in such exporting nations as Russia and Venezuela. Brazil, the largest component of the EMBI Global on average during the past year, did well, gaining nearly 15%. But the second-largest country weighting, Mexico, was a major drag on performance, returning only about 6%. Argentina had the highest increase, up roughly 51%, while Ecuador had the only negative return, falling roughly 12%.

For the 12 months that ended December 31, 2006, the fund's Institutional Class shares returned 11.70%, outperforming the J.P. Morgan EMBI Global. Investors put a record $6.2 billion into emerging-markets debt funds in 2006 according to Emerging Portfolio Fund Research. Favorable commodity prices and a broad group of countries posting economic growth amid moderating inflation expectations contributed to a beneficial global backdrop for emerging-markets debt. Argentina was the best performing country in the index by a wide margin, and the fund held an overweighted position in its securities. Security selection there was favorable because the fund owned warrants linked to Argentina's economic growth. My choices in Russia also helped, despite the country's lagging performance relative to the index. Security selection in Indonesia, as well as an underweighting in the country's strong performing sovereign bonds, hurt relative performance. Peru outperformed the benchmark, and the fund's mild underweighting there, especially in long-dated Peruvian sovereign bonds, also dampened results.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2006 to December 31, 2006).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Annual Report

Investments - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. **

	Beginning Account Value July 1, 2006	Ending Account Value December 31, 2006	Expenses Paid During Period* July 1, 2006 to December 31, 2006
Class A
Actual	$ 1,000.00	$ 1,100.00	$ 5.82 **
HypotheticalA	$ 1,000.00	$ 1,019.66	$ 5.60 **
Class T
Actual	$ 1,000.00	$ 1,099.80	$ 6.35
HypotheticalA	$ 1,000.00	$ 1,019.16	$ 6.11
Class B
Actual	$ 1,000.00	$ 1,096.00	$ 9.77
HypotheticalA	$ 1,000.00	$ 1,015.88	$ 9.40
Class C
Actual	$ 1,000.00	$ 1,095.80	$ 10.30
HypotheticalA	$ 1,000.00	$ 1,015.38	$ 9.91
Institutional Class
Actual	$ 1,000.00	$ 1,100.30	$ 5.03
HypotheticalA	$ 1,000.00	$ 1,020.42	$ 4.84

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.10% **
Class T	1.20%
Class B	1.85%
Class C	1.95%
Institutional Class	.95%

** If fees and changes to voluntary expense limitations, effective April 1, 2007 had been in effect during the period the annualized expense ratio would have been 1.20% and the expenses paid in the actual and hypothetical examples would have been $6.35 and $6.11, respectively.

Annual Report

Investment Changes

Top Five Countries as of December 31, 2006
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Brazil	13.9	15.2
Philippines	8.7	9.4
Mexico	7.8	8.0
Venezuela	7.4	7.3
Turkey	7.2	4.7
Percentages are adjusted for the effect of open futures contracts, if applicable.
Top Five Holdings as of December 31, 2006
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Brazilian Federative Republic	12.9	14.8
Philippine Republic	8.5	9.4
Turkish Republic	7.1	4.7
Venezuelan Republic	7.0	7.0
United Mexican States	6.7	8.0
	42.2
Asset Allocation (% of fund's net assets)
As of December 31, 2006	As of June 30, 2006
Corporate Bonds 17.4%	Corporate Bonds 17.6%
Government Obligations 70.8%	Government Obligations 76.9%
Stocks and Investment Companies 1.6%	Stocks 0.2%
Other Investments 0.2%	Other Investments 0.3%
Short-Term Investments and Net Other Assets 10.0%	Short-Term Investments and Net Other Assets 5.0%

Annual Report

Investments December 31, 2006

Showing Percentage of Net Assets

Nonconvertible Bonds - 17.4%
		Principal Amount (d)	Value (Note 1)
Argentina - 0.4%
Telecom Personal SA 9.25% 12/22/10 (f)		$ 1,195,000	$ 1,257,738
Bahamas (Nassau) - 0.2%
Odebrecht Overseas Ltd. 9.625% 12/30/49		525,000	553,875
Brazil - 1.0%
Bertin Ltda 10.25% 10/5/16 (f)		345,000	365,700
Globo Communicacoes e Partcipacoes LTDA 9.375%		1,875,000	1,924,219
Net Servicos de Communicacao SA 9.25% 12/31/49 (f)		525,000	536,288
TOTAL BRAZIL			2,826,207
Cayman Islands - 0.2%
CFG Investment SAC 9.25% 12/19/13 (f)		425,000	423,938
Chile - 0.2%
Corporacion Nacional del Cobre (Codelco) 6.15% 10/24/36 (f)		605,000	619,590
Dominican Republic - 0.1%
Cap Cana SA 9.625% 11/3/13 (f)		325,000	329,469
Germany - 1.3%
Citigroup Global Markets Deutschland AG 9.25% 4/19/14 (f)		1,150,000	1,253,500
Dresdner Bank AG:
10.375% 8/17/09 (f)		855,000	935,199
10.375% 8/17/09		290,000	317,202
Kyivstar GSM 7.75% 4/27/12 (Issued by Dresdner Bank AG for Kyivstar GSM) (f)		1,210,000	1,262,151
TOTAL GERMANY			3,768,052
Indonesia - 0.1%
APP International Finance (Mauritius) Ltd.:
0% 7/5/01 (c)(f)		1,235,000	30,875
0% 7/5/01 (Reg. S) (c)		445,000	11,125
Majapahit Holding BV 7.25% 10/17/11 (f)		230,000	236,613
TOTAL INDONESIA			278,613
Ireland - 0.2%
Red Arrow International Leasing 8.375% 6/30/12	RUB	16,789,835	659,303
Korea (South) - 0.4%
Hanarotelecom, Inc. 7% 2/1/12 (f)		1,200,000	1,203,000
Luxembourg - 3.8%
Millicom International Cellular SA 10% 12/1/13		1,130,000	1,231,700
Mobile Telesystems Finance SA:
8% 1/28/12		1,430,000	1,501,500
Nonconvertible Bonds - continued
		Principal Amount (d)	Value (Note 1)
Luxembourg - continued
Mobile Telesystems Finance SA: - continued
8% 1/28/12 (f)		$ 1,576,000	$ 1,654,800
8.375% 10/14/10 (f)		495,000	522,225
(Reg. S) 8.375% 10/14/10		710,000	749,050
Norilsk Nickel Finance Luxembourg SA 7.125% 9/30/09		810,000	835,313
RSHB Capital SA:
6.97% 9/21/16 (e)		530,000	545,900
7.175% 5/16/13 (f)		610,000	642,788
UBS Luxembourg SA 8.25% 5/23/16		2,875,000	3,018,750
TOTAL LUXEMBOURG			10,702,026
Malaysia - 1.6%
Petroliam Nasional BHD (Petronas) 7.625% 10/15/26 (Reg. S)		2,050,000	2,505,920
Petronas Capital Ltd. 7.875% 5/22/22 (Reg. S)		1,535,000	1,886,515
TOTAL MALAYSIA			4,392,435
Mexico - 0.8%
Cablemas SA de CV 9.375% 11/15/15		815,000	895,481
Gruma SA de CV 7.75%		840,000	865,200
Urbi, Desarrollos Urbanos, SA de CV 8.5% 4/19/16 (f)		370,000	399,600
TOTAL MEXICO			2,160,281
Multi-National - 0.2%
Inter-American Development Bank 6.625% 4/17/17	PEN	1,700,000	539,961
Netherlands - 0.7%
Bulgaria Steel Finance BV 12% 5/4/13 unit	EUR	600,000	665,381
PT Indosat International Finance Co. BV 7.125% 6/22/12 (f)		1,190,000	1,195,950
TOTAL NETHERLANDS			1,861,331
Pakistan - 0.2%
Pakistan Mobile Communcations Ltd. 8.625% 11/13/13 (f)		660,000	689,700
Philippines - 0.2%
National Power Corp. 6.875% 11/2/16 (f)		535,000	544,363
Singapore - 0.0%
Empire Capital Resources Pte Ltd. 9.375% 12/15/11 (f)		120,000	122,250
Tunisia - 0.2%
Banque Centrale de Tunisie 7.375% 4/25/12		525,000	567,788
Nonconvertible Bonds - continued
		Principal Amount (d)	Value (Note 1)
United Kingdom - 0.7%
Credit Suisse First Boston International 8% 11/6/15 (f)		$ 1,320,000	$ 1,367,375
Standard Bank PLC 8.125% 9/30/09		500,000	487,500
TOTAL UNITED KINGDOM			1,854,875
United States of America - 4.5%
Pemex Project Funding Master Trust:
6.625% 6/15/35		1,880,000	1,923,240
7.375% 12/15/14		1,500,000	1,651,500
7.75%		6,204,000	6,470,772
8.625% 2/1/22		2,075,000	2,578,188
TOTAL UNITED STATES OF AMERICA			12,623,700
Venezuela - 0.4%
Petrozuata Finance, Inc.:
7.63% 4/1/09 (f)		448,438	446,757
8.22% 4/1/17 (f)		825,000	820,875
TOTAL VENEZUELA			1,267,632
TOTAL NONCONVERTIBLE BONDS (Cost $49,482,556)			49,246,127
Government Obligations - 70.8%

Argentina - 4.3%
Argentine Republic:
discount (with partial capitalization through 12/31/13) 8.28% 12/31/33		3,161,190	3,437,794
par 1.33% 12/31/38 (g)		4,915,000	2,654,100
5.589% 8/3/12 (g)		4,215,000	3,982,662
11.9855% 2/20/08 (g)	ARS	4,015,661	1,321,837
Gross Domestic Product Linked Security 12/15/35 (i)		5,470,000	746,655
TOTAL ARGENTINA			12,143,048
Belize - 0.1%
Belize Government 9.75% 6/12/15		335,000	252,925
Brazil - 12.9%
Brazilian Federative Republic:
7.125% 1/20/37		2,290,000	2,457,170
7.875% 3/7/15		1,155,000	1,290,713
8% 1/15/18		2,905,000	3,230,360
8.25% 1/20/34		3,625,000	4,397,125
Government Obligations - continued
		Principal Amount (d)	Value (Note 1)
Brazil - continued
Brazilian Federative Republic: - continued
8.75% 2/4/25		$ 3,265,000	$ 4,048,600
8.875% 10/14/19		1,535,000	1,888,050
8.875% 4/15/24		2,040,000	2,553,060
10.125% 5/15/27		920,000	1,292,600
10.5% 7/14/14		985,000	1,254,398
11% 1/11/12		725,000	893,925
11% 8/17/40		5,010,000	6,645,752
12.25% 3/6/30		1,570,000	2,606,200
12.5% 1/5/16	BRL	2,435,000	1,293,576
12.75% 1/15/20		1,780,000	2,776,800
TOTAL BRAZIL			36,628,329
Colombia - 2.7%
Colombian Republic:
7.175% 11/16/15 (g)		490,000	507,150
7.375% 9/18/37		1,180,000	1,266,730
8.125% 5/21/24		330,000	381,150
8.25% 12/22/14		450,000	510,750
10.375% 1/28/33		450,000	644,625
10.75% 1/15/13		1,010,000	1,249,875
11.75% 2/25/20		2,108,000	3,061,870
TOTAL COLOMBIA			7,622,150
Dominican Republic - 1.3%
Dominican Republic:
9.04% 1/23/18 (f)		1,076,582	1,232,148
9.5% 9/27/11		2,338,414	2,511,457
TOTAL DOMINICAN REPUBLIC			3,743,605
Ecuador - 1.2%
Ecuador Republic:
9.375% 12/15/15 (f)		560,000	436,800
10% 8/15/30 (Reg. S)		2,770,000	2,049,800
12% 11/15/12 (f)		102,000	79,560
12% 11/15/12 (Reg. S)		1,034,280	806,738
TOTAL ECUADOR			3,372,898
El Salvador - 0.7%
El Salvador Republic:
7.65% 6/15/35		840,000	952,140
Government Obligations - continued
		Principal Amount (d)	Value (Note 1)
El Salvador - continued
El Salvador Republic: - continued
8.25% 4/10/32 (Reg. S)		$ 445,000	$ 534,668
8.5% 7/25/11 (Reg. S)		540,000	597,240
TOTAL EL SALVADOR			2,084,048
Indonesia - 1.8%
Indonesian Republic:
6.75% 3/10/14		555,000	580,697
7.5% 1/15/16 (f)		2,225,000	2,455,955
8.5% 10/12/35 (f)		1,600,000	1,992,000
TOTAL INDONESIA			5,028,652
Iraq - 0.3%
Republic of Iraq 5.8% 1/15/28 (f)		1,085,000	707,963
Ivory Coast - 0.6%
Ivory Coast:
Brady past due interest 2% 3/30/18 (Reg. S) (c)(g)		3,572,000	839,420
FLIRB 2.5% 3/29/18 (Reg. S) (c)(g)		4,370,000	983,250
TOTAL IVORY COAST			1,822,670
Lebanon - 2.8%
Lebanon, Republic of:
7.125% 3/5/10		950,000	907,250
7.875% 5/20/11 (Reg. S)		940,000	921,200
8.6044% 11/30/09 (f)(g)		1,550,000	1,528,610
8.6044% 11/30/09 (g)		885,000	872,787
10.125% 8/6/08		920,000	941,850
10.25% 10/6/09 (Reg. S)		995,000	1,032,313
11.625% 5/11/16 (Reg. S)		1,560,000	1,801,800
TOTAL LEBANON			8,005,810
Mexico - 6.7%
United Mexican States:
5.625% 1/15/17		2,076,000	2,071,848
5.875% 1/15/14		1,485,000	1,523,610
6.625% 3/3/15		1,254,000	1,344,915
6.75% 9/27/34		1,240,000	1,345,400
7.5% 4/8/33		2,145,000	2,525,738
8.125% 12/30/19		1,030,000	1,258,660
8.3% 8/15/31		2,600,000	3,324,100
Government Obligations - continued
		Principal Amount (d)	Value (Note 1)
Mexico - continued
United Mexican States: - continued
11.375% 9/15/16		$ 1,439,000	$ 2,072,160
11.5% 5/15/26		2,140,000	3,461,450
TOTAL MEXICO			18,927,881
Nigeria - 0.3%
Central Bank of Nigeria:
promissory note 5.092% 1/5/10		749,067	710,014
warrants 11/15/20 (h)		750	151,500
TOTAL NIGERIA			861,514
Pakistan - 0.6%
Islamic Republic of Pakistan:
6.75% 2/19/09		445,000	451,675
7.125% 3/31/16 (f)		485,000	510,463
Pakistan International Sukuk Co. Ltd. 7.76% 1/27/10 (g)		590,000	609,913
TOTAL PAKISTAN			1,572,051
Panama - 0.7%
Panamanian Republic:
7.125% 1/29/26		655,000	707,400
8.875% 9/30/27		900,000	1,143,000
TOTAL PANAMA			1,850,400
Peru - 2.5%
Peruvian Republic:
7.35% 7/21/25		1,330,000	1,499,575
8.75% 11/21/33		735,000	967,444
9.125% 2/21/12		1,100,000	1,277,375
9.875% 2/6/15		1,415,000	1,793,513
euro Brady past due interest 5% 3/7/17 (g)		1,672,000	1,658,624
TOTAL PERU			7,196,531
Philippines - 8.5%
Philippine Republic:
7.75% 1/14/31		2,215,000	2,511,367
8.375% 2/15/11		1,765,000	1,932,675
8.875% 3/17/15		1,665,000	1,971,027
9% 2/15/13		4,585,000	5,284,213
9.375% 1/18/17		1,690,000	2,091,375
9.5% 2/2/30		3,155,000	4,211,925
Government Obligations - continued
		Principal Amount (d)	Value (Note 1)
Philippines - continued
Philippine Republic: - continued
9.875% 1/15/19		$ 2,540,000	$ 3,314,700
10.625% 3/16/25		1,895,000	2,717,051
TOTAL PHILIPPINES			24,034,333
Qatar - 0.5%
State of Qatar 9.75% 6/15/30 (Reg. S)		875,000	1,300,688
Russia - 4.3%
Russian Federation:
5% 3/31/30 (Reg. S) (e)		3,385,000	3,825,050
11% 7/24/18 (Reg. S)		2,247,000	3,252,533
12.75% 6/24/28 (Reg. S)		2,889,000	5,229,090
TOTAL RUSSIA			12,306,673
Serbia & Montenegro - 0.3%
Republic of Serbia 3.75% 11/1/24 (e)(f)		1,015,000	943,950
Turkey - 7.1%
Turkish Republic:
6.875% 3/17/36		2,855,000	2,737,231
7.375% 2/5/25		730,000	748,250
8% 2/14/34		2,415,000	2,641,406
9.5% 1/15/14		1,800,000	2,106,000
11% 1/14/13		3,220,000	3,960,600
11.5% 1/23/12		1,560,000	1,903,200
11.75% 6/15/10		1,825,000	2,153,500
11.875% 1/15/30		2,540,000	3,921,125
TOTAL TURKEY			20,171,312
Ukraine - 1.4%
City of Kiev 8.75% 8/8/08		1,010,000	1,046,865
Ukraine Government:
6.875% 3/4/11 (Reg. S)		460,000	473,248
7.65% 6/11/13 (Reg. S)		1,145,000	1,235,169
8.9025% 8/5/09 (g)		1,200,000	1,270,800
TOTAL UKRAINE			4,026,082
Uruguay - 1.8%
Uruguay Republic:
7.625% 3/21/36		1,295,000	1,424,500
7.875% 1/15/33 pay-in-kind		1,220,000	1,360,300
Government Obligations - continued
		Principal Amount (d)	Value (Note 1)
Uruguay - continued
Uruguay Republic: - continued
8% 11/18/22		$ 1,525,000	$ 1,730,875
9.25% 5/17/17		395,000	482,493
TOTAL URUGUAY			4,998,168
Venezuela - 7.0%
Venezuelan Republic:
oil recovery rights 4/15/20 (h)		21,255	690,788
6% 12/9/20		1,490,000	1,389,425
6.3738% 4/20/11 (g)		2,380,000	2,356,200
7% 12/1/18 (Reg. S)		735,000	757,050
7.65% 4/21/25		1,115,000	1,216,465
8.5% 10/8/14		2,125,000	2,401,250
9.25% 9/15/27		3,475,000	4,437,575
9.375% 1/13/34		1,725,000	2,287,350
10.75% 9/19/13		1,335,000	1,652,063
13.625% 8/15/18		1,635,000	2,505,638
TOTAL VENEZUELA			19,693,804
Vietnam - 0.4%
Vietnamese Socialist Republic 6.875% 1/15/16 (f)		965,000	1,042,200
TOTAL GOVERNMENT OBLIGATIONS (Cost $185,755,523)			200,337,685
Common Stocks - 0.4%
	Shares
Bermuda - 0.0%
APP China Group Ltd.	11,376	113,760
Mexico - 0.3%
America Movil SA de CV Series L sponsored ADR	9,300	420,546
Wal-Mart de Mexico SA de CV Series V	102,700	452,114
TOTAL MEXICO		872,660
Turkey - 0.1%
Acibadem Saglik Hizmetleri AS	25,000	268,456
TOTAL COMMON STOCKS (Cost $1,635,203)		1,254,876
Investment Companies - 1.2%
	Shares	Value (Note 1)
United States of America - 1.2%
iShares MSCI Emerging Markets Index Fund (Cost $3,429,962)	30,500	$ 3,482,185
Sovereign Loan Participations - 0.2%
Principal Amount (d)
Morocco - 0.2%
Moroccan Kingdom loan participation - JP Morgan 6.3644% 1/2/09 (g) (Cost $436,350)	$ 438,393	437,845
Money Market Funds - 8.1%
Shares
Fidelity Cash Central Fund, 5.37% (b) (Cost $22,819,457)	22,819,457	22,819,457
Purchased Options - 0.0%
Expiration Date/Strike Price		Underlying Face Amount
Russia - 0.0%
Lehman Brothers Holdings, Inc. Call Option on $12,270,000 notional amount of Russian Federation 5% 3/31/30 (Reg. S) (Cost $73,620)	January 2007/ $113.31	$ 13,865,100	46,626
TOTAL INVESTMENT PORTFOLIO - 98.1% (Cost $263,632,671)	277,624,801
NET OTHER ASSETS - 1.9%	5,414,102
NET ASSETS - 100%	$ 283,038,903
Security Type Abbreviations
FLIRB	-	Front Loaded Interest Reduction Bonds
Currency Abbreviations
ARS	-	Argentine peso
BRL	-	Brazilian real
EUR	-	European Monetary Unit
PEN	-	Peruvian new sol
RUB	-	Russian ruble
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Non-income producing - Issuer is in default.
(d) Principal amount is stated in United States dollars unless otherwise noted.
(e) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $27,790,393 or 9.8% of net assets.

(g) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(h) Quantity represents share amount.

(i) Security is linked to Argentine Republic Gross Domestic Product (GDP). Security does not pay principal over life of security or at expiration. Payments are based on growth of Argentine GDP, subject to certain conditions.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 416,640
Other Information
The composition of credit quality ratings as a percentage of net assets is as follows (ratings are unaudited):
AAA,AA,A	2.7%
BBB	17.4%
BB	32.9%
B	30.8%
CCC,CC,C	1.6%
Not Rated	2.4%
Equities	2.2%
Other Investments	0.0%
Short-Term Investments and Net Other Assets	10.0%
100.0%
We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	December 31, 2006

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $240,813,214)	$ 254,805,344
Fidelity Central Funds (cost $22,819,457)	22,819,457
Total Investments (cost $263,632,671)		$ 277,624,801
Cash		528,889
Receivable for investments sold		95,863
Receivable for fund shares sold		936,705
Dividends receivable		15,000
Interest receivable		5,517,296
Prepaid expenses		1,139
Receivable from investment adviser for expense reductions		37,484
Other receivables		1,520
Total assets		284,758,697

Liabilities
Payable for investments purchased	$ 595,575
Payable for fund shares redeemed	414,616
Distributions payable	281,035
Accrued management fee	155,556
Distribution fees payable	79,810
Other affiliated payables	70,465
Other payables and accrued expenses	122,737
Total liabilities		1,719,794

Net Assets		$ 283,038,903
Net Assets consist of:
Paid in capital		$ 267,451,742
Undistributed net investment income		1,089,991
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		503,871
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		13,993,299
Net Assets		$ 283,038,903

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

December 31, 2006

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($65,593,012 ÷ 5,288,666 shares)	$ 12.40

Maximum offering price per share (100/95.25 of $12.40)	$ 13.02
Class T: Net Asset Value and redemption price per share ($137,199,657 ÷ 11,093,742 shares)	$ 12.37

Maximum offering price per share (100/96.50 of $12.37)	$ 12.82
Class B: Net Asset Value and offering price per share ($26,441,738 ÷ 2,116,010 shares)A	$ 12.50

Class C: Net Asset Value and offering price per share ($28,627,626 ÷ 2,297,947 shares)A	$ 12.46

Institutional Class: Net Asset Value, offering price and redemption price per share ($25,176,870 ÷ 2,054,813 shares)	$ 12.25

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended December 31, 2006

Investment Income
Dividends		$ 338,353
Interest		15,687,051
Income from Fidelity Central Funds		416,640
Total income		16,442,044

Expenses
Management fee	$ 1,596,684
Transfer agent fees	623,541
Distribution fees	833,492
Accounting fees and expenses	131,097
Custodian fees and expenses	69,206
Independent trustees' compensation	862
Registration fees	87,127
Audit	81,540
Legal	43,542
Miscellaneous	29,768
Total expenses before reductions	3,496,859
Expense reductions	(415,944)	3,080,915
Net investment income		13,361,129
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	7,591,101
Foreign currency transactions	(82,292)
Total net realized gain (loss)		7,508,809
Change in net unrealized appreciation (depreciation) on: Investment securities	4,340,591
Assets and liabilities in foreign currencies	21,447
Total change in net unrealized appreciation (depreciation)		4,362,038
Net gain (loss)		11,870,847
Net increase (decrease) in net assets resulting from operations		$ 25,231,976

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended December 31, 2006	Year ended December 31, 2005
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 13,361,129	$ 10,747,566
Net realized gain (loss)	7,508,809	6,887,140
Change in net unrealized appreciation (depreciation)	4,362,038	1,612,496
Net increase (decrease) in net assets resulting from operations	25,231,976	19,247,202
Distributions to shareholders from net investment income	(13,085,659)	(11,113,855)
Distributions to shareholders from net realized gain	(7,812,995)	(9,174,599)
Total distributions	(20,898,654)	(20,288,454)
Share transactions - net increase (decrease)	72,418,993	33,854,076
Redemption fees	48,854	19,860
Total increase (decrease) in net assets	76,801,169	32,832,684

Net Assets
Beginning of period	206,237,734	173,405,050
End of period (including undistributed net investment income of $1,089,991 and undistributed net investment income of $893,378, respectively)	$ 283,038,903	$ 206,237,734

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended December 31,	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 12.11	$ 12.16	$ 11.70	$ 9.67	$ 9.37
Income from Investment Operations
Net investment income C	.715	.727	.683	.802	.714 G
Net realized and unrealized gain (loss)	.638	.556	.707	2.064	.348 G
Total from investment operations	1.353	1.283	1.390	2.866	1.062
Distributions from net investment income	(.699)	(.744)	(.712)	(.836)	(.762)
Distributions from net realized gain	(.367)	(.590)	(.220)	-	-
Total distributions	(1.066)	(1.334)	(.932)	(.836)	(.762)
Redemption fees added to paid in capital C	.003	.001	.002	-	-
Net asset value, end of period	$ 12.40	$ 12.11	$ 12.16	$ 11.70	$ 9.67
Total ReturnA, B	11.57%	11.15%	12.44%	30.43%	11.80%
Ratios to Average Net Assets D, F
Expenses before reductions	1.28%	1.31%	1.34%	1.32%	1.36%
Expenses net of fee waivers, if any	1.10%	1.11%	1.34%	1.32%	1.36%
Expenses net of all reductions	1.09%	1.11%	1.34%	1.32%	1.35%
Net investment income	5.80%	6.04%	5.86%	7.31%	7.56% G
Supplemental Data
Net assets, end of period (000 omitted)	$ 65,593	$ 42,836	$ 28,854	$ 26,787	$ 13,920
Portfolio turnover rate E	105%	202%	238%	260%	222%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G As a result of a revision to reflect accretion of market discount using the interest method, certain amounts for the year ended December 31, 2002 have been reclassified from what was previously reported. The impact of this change was a decrease to net investment income (loss) of $.057 per share with a corresponding increase to net realized and unrealized gain (loss) per share. The ratio of net investment income (loss) to average net assets decreased from 8.17% to 7.56%. The reclassification has no impact on the net assets of the Fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended December 31,	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 12.08	$ 12.14	$ 11.68	$ 9.66	$ 9.36
Income from Investment Operations
Net investment income C	.701	.713	.670	.787	.706 G
Net realized and unrealized gain (loss)	.640	.549	.708	2.057	.346 G
Total from investment operations	1.341	1.262	1.378	2.844	1.052
Distributions from net investment income	(.687)	(.733)	(.700)	(.824)	(.752)
Distributions from net realized gain	(.367)	(.590)	(.220)	-	-
Total distributions	(1.054)	(1.323)	(.920)	(.824)	(.752)
Redemption fees added to paid in capital C	.003	.001	.002	-	-
Net asset value, end of period	$ 12.37	$ 12.08	$ 12.14	$ 11.68	$ 9.66
Total ReturnA, B	11.49%	10.98%	12.35%	30.22%	11.70%
Ratios to Average Net Assets D, F
Expenses before reductions	1.36%	1.40%	1.44%	1.43%	1.47%
Expenses net of fee waivers, if any	1.20%	1.21%	1.44%	1.43%	1.47%
Expenses net of all reductions	1.19%	1.21%	1.44%	1.43%	1.46%
Net investment income	5.70%	5.94%	5.76%	7.20%	7.46% G
Supplemental Data
Net assets, end of period (000 omitted)	$ 137,200	$ 95,102	$ 89,784	$ 82,811	$ 57,154
Portfolio turnover rate E	105%	202%	238%	260%	222%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G As a result of a revision to reflect accretion of market discount using the interest method, certain amounts for the year ended December 31, 2002 have been reclassified from what was previously reported. The impact of this change was a decrease to net investment income (loss) of $.057 per share with a corresponding increase to net realized and unrealized gain (loss) per share. The ratio of net investment income (loss) to average net assets decreased from 8.06% to 7.46%. The reclassification has no impact on the net assets of the Fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended December 31,	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 12.20	$ 12.24	$ 11.77	$ 9.73	$ 9.42
Income from Investment Operations
Net investment income C	.628	.640	.595	.719	.646 G
Net realized and unrealized gain (loss)	.642	.562	.712	2.071	.352 G
Total from investment operations	1.270	1.202	1.307	2.790	.998
Distributions from net investment income	(.606)	(.653)	(.619)	(.750)	(.688)
Distributions from net realized gain	(.367)	(.590)	(.220)	-	-
Total distributions	(.973)	(1.243)	(.839)	(.750)	(.688)
Redemption fees added to paid in capital C	.003	.001	.002	-	-
Net asset value, end of period	$ 12.50	$ 12.20	$ 12.24	$ 11.77	$ 9.73
Total ReturnA, B	10.74%	10.34%	11.56%	29.34%	10.99%
Ratios to Average Net Assets D, F
Expenses before reductions	2.10%	2.12%	2.13%	2.09%	2.13%
Expenses net of fee waivers, if any	1.85%	1.86%	2.13%	2.09%	2.13%
Expenses net of all reductions	1.84%	1.86%	2.13%	2.09%	2.12%
Net investment income	5.06%	5.28%	5.07%	6.53%	6.79% G
Supplemental Data
Net assets, end of period (000 omitted)	$ 26,442	$ 27,303	$ 27,238	$ 30,088	$ 20,903
Portfolio turnover rate E	105%	202%	238%	260%	222%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G As a result of a revision to reflect accretion of market discount using the interest method, certain amounts for the year ended December 31, 2002 have been reclassified from what was previously reported. The impact of this change was a decrease to net investment income (loss) of $.057 per share with a corresponding increase to net realized and unrealized gain (loss) per share. The ratio of net investment income (loss) to average net assets decreased from 7.39% to 6.79%. The reclassification has no impact on the net assets of the Fund.

Annual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class C

Years ended December 31,	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 12.16	$ 12.21	$ 11.74	$ 9.71	$ 9.40
Income from Investment Operations
Net investment income C	.613	.627	.585	.709	.633 G
Net realized and unrealized gain (loss)	.645	.553	.715	2.060	.355 G
Total from investment operations	1.258	1.180	1.300	2.769	.988
Distributions from net investment income	(.594)	(.641)	(.612)	(.739)	(.678)
Distributions from net realized gain	(.367)	(.590)	(.220)	-	-
Total distributions	(.961)	(1.231)	(.832)	(.739)	(.678)
Redemption fees added to paid in capital C	.003	.001	.002	-	-
Net asset value, end of period	$ 12.46	$ 12.16	$ 12.21	$ 11.74	$ 9.71
Total Return A, B	10.66%	10.17%	11.53%	29.18%	10.90%
Ratios to Average Net Assets D, F
Expenses before reductions	2.12%	2.16%	2.19%	2.19%	2.24%
Expenses net of fee waivers, if any	1.95%	1.96%	2.19%	2.19%	2.24%
Expenses net of all reductions	1.94%	1.96%	2.19%	2.19%	2.23%
Net investment income	4.95%	5.19%	5.01%	6.43%	6.69% G
Supplemental Data
Net assets, end of period (000 omitted)	$ 28,628	$ 18,863	$ 14,606	$ 12,516	$ 6,641
Portfolio turnover rate E	105%	202%	238%	260%	222%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G As a result of a revision to reflect accretion of market discount using the interest method, certain amounts for the year ended December 31, 2002 have been reclassified from what was previously reported. The impact of this change was a decrease to net investment income (loss) of $.057 per share with a corresponding increase to net realized and unrealized gain (loss) per share. The ratio of net investment income (loss) to average net assets decreased from 7.29% to 6.69%. The reclassification has no impact on the net assets of the Fund.

Annual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Institutional Class

Years ended December 31,	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 11.98	$ 12.04	$ 11.60	$ 9.60	$ 9.30
Income from Investment Operations
Net investment income B	.725	.739	.712	.820	.736 F
Net realized and unrealized gain (loss)	.628	.554	.694	2.045	.352 F
Total from investment operations	1.353	1.293	1.406	2.865	1.088
Distributions from net investment income	(.718)	(.764)	(.748)	(.865)	(.788)
Distributions from net realized gain	(.367)	(.590)	(.220)	-	-
Total distributions	(1.085)	(1.354)	(.968)	(.865)	(.788)
Redemption fees added to paid in capital B	.002	.001	.002	-	-
Net asset value, end of period	$ 12.25	$ 11.98	$ 12.04	$ 11.60	$ 9.60
Total Return A	11.70%	11.37%	12.72%	30.69%	12.21%
Ratios to Average Net Assets C, E
Expenses before reductions	1.02%	1.01%	1.03%	1.06%	1.09%
Expenses net of fee waivers, if any	.95%	.95%	1.03%	1.06%	1.09%
Expenses net of all reductions	.94%	.95%	1.03%	1.06%	1.08%
Net investment income	5.96%	6.20%	6.17%	7.56%	7.83% F
Supplemental Data
Net assets, end of period (000 omitted)	$ 25,177	$ 22,134	$ 12,924	$ 10,993	$ 8,386
Portfolio turnover rate D	105%	202%	238%	260%	222%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F As a result of a revision to reflect accretion of market discount using the interest method, certain amounts for the year ended December 31, 2002 have been reclassified from what was previously reported. The impact of this change was a decrease to net investment income (loss) of $.057 per share with a corresponding increase to net realized and unrealized gain (loss) per share. The ratio of net investment income (loss) to average net assets decreased from 8.44% to 7.83%. The reclassification has no impact on the net assets of the Fund.

Annual Report

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended December 31, 2006

1. Significant Accounting Policies.

Fidelity Advisor Emerging Markets Income Fund (the Fund) is a non-diversified fund of Fidelity Advisor Series VIII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The Fund may invest in Fidelity Central Funds which are open-end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund, which are also consistently followed by the Fidelity Central Funds:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price.

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Security Valuation - continued

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions, including the Fund's investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and income distributions from the Fidelity Central Funds are accrued as earned, with any income distributions receivable as of period end included in Interest Receivable on the Statement of Assets and Liabilities. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or

Annual Report

1. Significant Accounting Policies - continued

Investment Transactions and Income - continued

a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, market discount, deferred trustees compensation and losses deferred due to wash sales.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 17,574,260
Unrealized depreciation	(3,036,844)
Net unrealized appreciation (depreciation)	14,537,416
Undistributed ordinary income	84,781

Cost for federal income tax purposes	$ 263,087,385

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax character of distributions paid was as follows:

	December 31, 2006	December 31, 2005
Ordinary Income	$ 18,161,699	$ 16,433,265
Long-term Capital Gains	2,736,955	3,855,189
Total	$ 20,898,654	$ 20,288,454

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 90 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the

Annual Report

2. Operating Policies - continued

Repurchase Agreements - continued

collateral proceeds could be delayed, during which time the value of the collateral may decline.

Options. The Fund may use options to manage its exposure to the bond market and to fluctuations in interest rates. Writing puts and buying calls tend to increase a fund's exposure to the underlying instrument. Buying puts and writing calls tend to decrease a fund's exposure to the underlying instrument, or hedge other fund investments. The underlying face amount at value of any open options at period end is shown in the Schedule of Investments under the caption "Purchased Options." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparties do not perform under the contracts' terms. Gains and losses are realized upon the expiration or closing of the options. Realized gains (losses) on purchased options are included in realized gains (losses) on investment securities.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price. Options traded over-the-counter are valued using dealer-supplied valuations.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $290,757,535 and $222,281,676, respectively.

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .55% of the Fund's average net assets and a group fee rate that averaged ..12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .67% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.15%	$ 79,870	$ 1,362
Class T	0%	.25%	282,636	5,079
Class B	.65%	.25%	240,410	173,832
Class C	.75%	.25%	230,576	67,788
			$ 833,492	$ 248,061

On January 18, 2007, the Board of Trustees approved an increase in Class A's Service Fee from .15% to .25%, effective April 1, 2007.

Sales Load. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1% to .50% for certain purchases of Class A shares (.25% prior to February 24, 2006) and .25% for certain purchases of Class T shares.

On January 18, 2007, the Board of Trustees approved a change in Class A and Class T's front-end sales charge. Effective April 1, 2007, FDC will receive a front-end sales charge of up to 4.00% for selling Class A and Class T shares.

Annual Report

4. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 50,154
Class T	24,619
Class B*	59,527
Class C*	7,995
$ 142,295

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC, were as follows:

	Amount	% of Average Net Assets
Class A	$ 144,980.27
Class T	288,220.25
Class B	92,697.35
Class C	61,984.27
Institutional Class	35,660.16
	$ 623,541

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

Investments in Fidelity Central Funds. The Fund may invest in Fidelity Central Funds. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Investments in Fidelity Central Funds - continued

Report of Independent Registered Public Accounting Firm, are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

5. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $504 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class A	1.10%	$ 93,953
Class T	1.20%	180,457
Class B	1.85%	68,373
Class C	1.95%	39,869
Institutional Class	.95%	14,853
		$ 397,505

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $12,350 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $6,089.

Annual Report

7. Credit Risk.

The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

During the period, the Fund's transfer agent, Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of Fidelity Management & Research Company, notified the Fund that the fund's books and records did not reflect a conversion of certain Class B to Class A shares upon their conversion date. Management has determined that this did not have a material impact to the Fund's reported net assets or results of operations in the accompanying financial statements. FIIOC will cause the books and records of the Fund to reflect a conversion of the relevant Class B shares to Class A and is in the process of determining the impact to affected shareholder accounts for purposes of its remediation.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended December 31,	2006	2005
From net investment income
Class A	$ 3,029,508	$ 2,239,106
Class T	6,339,064	5,403,868
Class B	1,302,076	1,451,279
Class C	1,109,142	891,722
Institutional Class	1,305,869	1,127,880
Total	$ 13,085,659	$ 11,113,855

Annual Report

Notes to Financial Statements - continued

9. Distributions to Shareholders - continued

Distributions to shareholders of each class were as follows: - continued

Years ended December 31,	2006	2005
From net realized gain
Class A	$ 1,785,616	$ 1,740,895
Class T	3,768,491	4,435,816
Class B	769,134	1,301,890
Class C	776,877	809,962
Institutional Class	712,877	886,036
Total	$ 7,812,995	$ 9,174,599

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended December 31,	2006	2005	2006	2005
Class A
Shares sold	2,560,271	1,580,185	$ 31,699,886	$ 19,087,388
Reinvestment of distributions	316,444	282,049	3,914,732	3,406,044
Shares redeemed	(1,125,240)	(697,498)	(13,839,153)	(8,439,651)
Net increase (decrease)	1,751,475	1,164,736	$ 21,775,465	$ 14,053,781
Class T
Shares sold	4,790,667	2,244,555	$ 59,023,956	$ 26,968,052
Reinvestment of distributions	737,060	757,460	9,093,046	9,115,277
Shares redeemed	(2,306,938)	(2,527,298)	(28,244,855)	(30,073,867)
Net increase (decrease)	3,220,789	474,717	$ 39,872,147	$ 6,009,462
Class B
Shares sold	521,792	495,665	$ 6,490,794	$ 6,012,880
Reinvestment of distributions	132,911	183,667	1,655,624	2,229,627
Shares redeemed	(777,402)	(666,010)	(9,644,951)	(8,048,875)
Net increase (decrease)	(122,699)	13,322	$ (1,498,533)	$ 193,632
Class C
Shares sold	1,132,083	616,150	$ 14,083,943	$ 7,468,299
Reinvestment of distributions	115,888	110,693	1,440,362	1,341,300
Shares redeemed	(501,169)	(372,083)	(6,189,683)	(4,495,615)
Net increase (decrease)	746,802	354,760	$ 9,334,622	$ 4,313,984
Institutional Class
Shares sold	1,706,563	868,350	$ 21,000,951	$ 10,393,080
Reinvestment of distributions	101,848	99,843	1,246,426	1,192,164
Shares redeemed	(1,601,626)	(193,316)	(19,312,085)	(2,302,027)
Net increase (decrease)	206,785	774,877	$ 2,935,292	$ 9,283,217

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Advisor Series VIII and the Shareholders of Fidelity Advisor Emerging Markets Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Advisor Emerging Markets Income Fund (a fund of Fidelity Advisor Series VIII) at December 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Advisor Emerging Markets Income Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

February 16, 2007

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Each of the Trustees oversees 348 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (76)

Year of Election or Appointment: 1983

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as President (2006-present), Chief Executive Officer, Chairman, and a Director of FMR Corp.; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001-present) and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of Fidelity International Limited (FIL).

Robert L. Reynolds (54)

Year of Election or Appointment: 2003

Mr. Reynolds is President and a Director of FMR (2005-present), Fidelity Investments Money Management, Inc. (2005-present), and FMR Co., Inc. (2005-present). Mr. Reynolds also serves as Vice Chairman (2006-present), a Director (2003-present), and Chief Operating Officer of FMR Corp. and a Director of Strategic Advisers, Inc. (2005-present). He also serves on the Board at Fidelity Investments Canada, Ltd.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (58)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003). Mr. Dirks also serves as a Trustee and a member of the Finance Committee of Manhattan College (2005-present) and a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-present).

Albert R. Gamper, Jr. (64)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001-present), Chairman of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System.

George H. Heilmeier (70)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), and HRL Laboratories (private research and development, 2004-present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-2002), Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002), INET Technologies Inc. (telecommunications network surveillance, 2001-2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid crystal display, and a member of the Consumer Electronics Hall of Fame.

James H. Keyes (66)

Year of Election or Appointment: 2007

Prior to his retirement in 2003, Mr. Keyes was Chairman, President, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993-2003). He currently serves as a member of the boards of LSI Logic Corporation (semiconductor technologies), Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, 2002-present), and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions).

Marie L. Knowles (60)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002-present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (62)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees (2006-present). Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Sony Corporation (2006-present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations.

Cornelia M. Small (62)

Year of Election or Appointment: 2005

Ms. Small is a member (2000-present) and Chairperson (2002-present) of the Investment Committee, and a member (2002-present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1999). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (67)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003), CEO (1995-2000; 2002-2004), and Chairman of the Executive Committee (2000-2004). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate, 2002-present), and Metalmark Capital (private equity investment firm, 2005-present). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (67)

Year of Election or Appointment: 2005

Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993-2001). He currently serves as a member of the boards of Adelphia Communications Corporation (2003-present), Bausch & Lomb, Inc., and Revlon Inc. (2004-present).

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (62)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Advisor Series VIII. Mr. Lynch is Vice Chairman and a Director of FMR, and Vice Chairman (2001-present) and a Director of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund.

Kimberley H. Monasterio (43)

Year of Election or Appointment: 2007

President and Treasurer of Advisor Emerging Markets Income. Ms. Monasterio also serves as President and Treasurer of other Fidelity funds (2007-present) and is an employee of FMR (2004-present). Previously, Ms. Monasterio served as Deputy Treasurer of the Fidelity funds (2004-2006). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002- 2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

Dwight D. Churchill (53)

Year of Election or Appointment: 2005

Vice President of Advisor Emerging Markets Income. Mr. Churchill also serves as Vice President of certain Equity Funds (2005-present). Mr. Churchill is Executive Vice President of FMR (2005-present) and FMR Co., Inc. (2005-present). Previously, Mr. Churchill served as Senior Vice President of Fidelity Investments Money Management, Inc. (2005-2006), Head of Fidelity's Fixed-Income Division (2000-2005), Vice President of Fidelity's Money Market Funds (2000-2005), Vice President of Fidelity's Bond Funds, and Senior Vice President of FMR.

Eric M. Wetlaufer (44)

Year of Election or Appointment: 2006

Vice President of Advisor Emerging Markets Income. Mr. Wetlaufer also serves as Vice President of certain International Equity Funds (2006-present). Mr. Wetlaufer is Senior Vice President of FMR (2006-present) and FMR Co., Inc. (2006-present), and President and Director of Fidelity Management & Research (U.K.) Inc. (2006-present) and Fidelity Research & Analysis Company (2006-present). Before joining Fidelity Investments in 2005, Mr. Wetlaufer was a partner in Oxhead Capital Management (2004-2005). Previously, Mr. Wetlaufer served as a Chief Investment Officer of Putnam Investments (1997-2003).

John H. Carlson (56)

Year of Election or Appointment: 1995

Vice President of Advisor Emerging Markets Income. Mr. Carlson serves as Vice President of another fund advised by FMR. Prior to assuming his current responsibilities, Mr. Carlson worked as a portfolio manager. Mr. Carlson also serves as Senior Vice President of FMR and FMR Co., Inc. (2003).

Eric D. Roiter (58)

Year of Election or Appointment: 1998

Secretary of Advisor Emerging Markets Income. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001-present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001-present), Fidelity Research & Analysis Company (2001-present), and Fidelity Investments Money Management, Inc. (2001-present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003-present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998-2005).

Stuart Fross (47)

Year of Election or Appointment: 2003

Assistant Secretary of Advisor Emerging Markets Income. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003-present), Vice President and Secretary of FDC (2005-present), and is an employee of FMR.

R. Stephen Ganis (40)

Year of Election or Appointment: 2006

Anti-Money Laundering (AML) officer of Advisor Emerging Markets Income. Mr. Ganis also serves as AML officer of other Fidelity funds (2006-present) and FMR Corp. (2003-present). Before joining Fidelity Investments, Mr. Ganis practiced law at Goodwin Procter, LLP (2000-2002).

Joseph B. Hollis (58)

Year of Election or Appointment: 2006

Chief Financial Officer of Advisor Emerging Markets Income. Mr. Hollis also serves as Chief Financial Officer of other Fidelity funds. Mr. Hollis is President of Fidelity Pricing and Cash Management Services (FPCMS) (2005-present). Mr. Hollis also serves as President and Director of Fidelity Service Company, Inc. (2006-present). Previously, Mr. Hollis served as Senior Vice President of Cash Management Services (1999-2002) and Investment Management Operations (2002-2005).

Kenneth A. Rathgeber (59)

Year of Election or Appointment: 2004

Chief Compliance Officer of Advisor Emerging Markets Income. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004-present) and Executive Vice President of Risk Oversight for Fidelity Investments (2002-present). He is Chief Compliance Officer of FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), and Strategic Advisers, Inc. (2005-present). Previously, Mr. Rathgeber served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

Bryan A. Mehrmann (45)

Year of Election or Appointment: 2005

Deputy Treasurer of Advisor Emerging Markets Income. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/ Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Kenneth B. Robins (37)

Year of Election or Appointment: 2005

Deputy Treasurer of Advisor Emerging Markets Income. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

Robert G. Byrnes (40)

Year of Election or Appointment: 2005

Assistant Treasurer of Advisor Emerging Markets Income. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

John H. Costello (60)
Year of Election or Appointment: 1994 Assistant Treasurer of Advisor Emerging Markets Income. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Peter L. Lydecker (52)
Year of Election or Appointment: 2004 Assistant Treasurer of Advisor Emerging Markets Income. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.
Mark Osterheld (51)
Year of Election or Appointment: 2002 Assistant Treasurer of Advisor Emerging Markets Income. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.
Gary W. Ryan (48)

Year of Election or Appointment: 2005

Assistant Treasurer of Advisor Emerging Markets Income. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999-2005).

Salvatore Schiavone (41)

Year of Election or Appointment: 2005

Assistant Treasurer of Advisor Emerging Markets Income. Mr. Schiavone also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Before joining Fidelity Investments, Mr. Schiavone worked at Deutsche Asset Management, where he most recently served as Assistant Treasurer (2003-2005) of the Scudder Funds and Vice President and Head of Fund Reporting (1996-2003).

Annual Report

Distributions

The fund hereby designates as a capital gain dividend with respect to the taxable year ended December 31, 2006 $2,370,577or, if subsequently determined to be different, the net capital gain of such year.

The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are as follows:

	Pay Date	Income	Taxes
Class I	Various	$.535	$.004

The fund will notify shareholders in January 2007 of amounts for use in preparing 2006 income tax returns.

Annual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on September 20, 2006. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees. A
	# of Votes	% of Votes
Dennis J. Dirks
Affirmative	10,305,417,985.19	98.912
Withheld	113,315,339.47	1.088
TOTAL	10,418,733,324.66	100.000
Albert R. Gamper, Jr.
Affirmative	10,304,099,606.66	98.900
Withheld	114,633,718.00	1.100
TOTAL	10,418,733,324.66	100.000
Robert M. Gates
Affirmative	10,296,456,418.68	98.826
Withheld	122,276,905.98	1.174
TOTAL	10,418,733,324.66	100.000
George H. Heilmeier
Affirmative	10,284,421,286.72	98.711
Withheld	134,312,037.94	1.289
TOTAL	10,418,733,324.66	100.000
Edward C. Johnson 3d
Affirmative	10,281,469,414.86	98.683
Withheld	137,263,909.80	1.317
TOTAL	10,418,733,324.66	100.000
Stephen P. Jonas
Affirmative	10,304,898,949.27	98.907
Withheld	113,834,375.39	1.093
TOTAL	10,418,733,324.66	100.000
James H. KeyesB
Affirmative	10,302,625,484.78	98.886
Withheld	116,107,839.88	1.114
TOTAL	10,418,733,324.66	100.000
	# of Votes	% of Votes
Marie L. Knowles
Affirmative	10,292,037,605.67	98.784
Withheld	126,695,718.99	1.216
TOTAL	10,418,733,324.66	100.000
Ned C. Lautenbach
Affirmative	10,301,281,118.78	98.873
Withheld	117,452,205.88	1.127
TOTAL	10,418,733,324.66	100.000
William O. McCoy
Affirmative	10,284,125,926.61	98.708
Withheld	134,607,398.05	1.292
TOTAL	10,418,733,324.66	100.000
Robert L. Reynolds
Affirmative	10,305,159,878.21	98.910
Withheld	113,573,446.45	1.090
TOTAL	10,418,733,324.66	100.000
Cornelia M. Small
Affirmative	10,302,652,326.59	98.886
Withheld	116,080,998.07	1.114
TOTAL	10,418,733,324.66	100.000
William S. Stavropoulos
Affirmative	10,298,666,578.40	98.848
Withheld	120,066,746.26	1.152
TOTAL	10,418,733,324.66	100.000
Kenneth L. Wolfe
Affirmative	10,290,149,860.07	98.766
Withheld	128,583,464.59	1.234
TOTAL	10,418,733,324.66	100.000
A Denotes trust-wide proposal and voting results. B Effective on or about January 1, 2007.

Annual Report

Annual Report

Annual Report

Annual Report

Annual Report

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Adviser

FMR Co., Inc.

Fidelity Research & Analysis Company
(formerly Fidelity Management &
Research (Far East) Inc.)

Fidelity Investments Japan Limited

Fidelity International Investment
Advisors

Fidelity International Investment
Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

EMII-UANN-0207
1.787726.103

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Item 2. Code of Ethics

As of the end of the period, December 31, 2006, Fidelity Advisor Series VIII (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Marie L. Knowles is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Ms. Knowles is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

(a) Audit Fees.

For the fiscal years ended December 31, 2006 and December 31, 2005, the aggregate Audit Fees billed by PricewaterhouseCoopers LLP (PwC) for professional services rendered for the audits of the financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements for those fiscal years, for the Fidelity Advisor Emerging Markets Income Fund (the fund) and for all funds in the Fidelity Group of Funds are shown in the table below.

Fund	2006A	2005A
Fidelity Advisor Emerging Markets Income Fund	$74,000	$63,000
All funds in the Fidelity Group of Funds audited by PwC	$13,900,000	$12,300,000
A	Aggregate amounts may reflect rounding.

(b) Audit-Related Fees.

In each of the fiscal years ended December 31, 2006 and December 31, 2005 the aggregate Audit-Related Fees billed by PwC for services rendered for assurance and related services to the fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Fund	2006A	2005A
Fidelity Advisor Emerging Markets Income Fund	$0	$0
A	Aggregate amounts may reflect rounding.

In each of the fiscal years ended December 31, 2006 and December 31, 2005, the aggregate Audit-Related Fees that were billed by PwC that were required to be approved by the Audit Committee for services rendered on behalf of Fidelity Management & Research Company (FMR) and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the fund ("Fund Service Providers") for assurance and related services that relate directly to the operations and financial reporting of the fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Billed By	2006A	2005A
PwC	$0	$0
A	Aggregate amounts may reflect rounding.

Fees included in the audit-related category comprise assurance and related services (e.g., due diligence services) that are traditionally performed by the independent registered public accounting firm. These audit-related services include due diligence related to mergers and acquisitions, accounting consultations and audits in connection with acquisitions, internal control reviews, attest services that are not required by statute or regulation and consultation concerning financial accounting and reporting standards.

(c) Tax Fees.

In each of the fiscal years ended December 31, 2006 and December 31, 2005, the aggregate Tax Fees billed by PwC for professional services rendered for tax compliance, tax advice, and tax planning for the fund is shown in the table below.

Fund	2006A	2005A
Fidelity Advisor Emerging Markets Income Fund	$3,100	$2,900
A	Aggregate amounts may reflect rounding.

In each of the fiscal years ended December 31, 2006 and December 31, 2005, the aggregate Tax Fees billed by PwC that were required to be approved by the Audit Committee for professional services rendered on behalf of the Fund Service Providers for tax compliance, tax advice, and tax planning that relate directly to the operations and financial reporting of the fund is shown in the table below.

Billed By	2006A	2005A
PwC	$0	$0
A	Aggregate amounts may reflect rounding.

Fees included in the Tax Fees category comprise all services performed by professional staff in the independent registered public accounting firm's tax division except those services related to the audit. Typically, this category would include fees for tax compliance, tax planning, and tax advice. Tax compliance, tax advice, and tax planning services include preparation of original and amended tax returns, claims for refund and tax payment-planning services, assistance with tax audits and appeals, tax advice related to mergers and acquisitions and requests for rulings or technical advice from taxing authorities.

(d) All Other Fees.

In each of the fiscal years ended December 31, 2006 and December 31, 2005, the aggregate Other Fees billed by PwC for all other non-audit services rendered to the fund is shown in the table below.

Fund	2006A	2005A
Fidelity Advisor Emerging Markets Income Fund	$1,300	$1,500
A	Aggregate amounts may reflect rounding.

In each of the fiscal years ended December 31, 2006 and December 31, 2005, the aggregate Other Fees billed by PwC that were required to be approved by the Audit Committee for all other non-audit services rendered on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the fund is shown in the table below.

Billed By	2006A	2005A
PwC	$125,000	$190,000
A	Aggregate amounts may reflect rounding.

Fees included in the All Other Fees category include services related to internal control reviews, strategy and other consulting, financial information systems design and implementation, consulting on other information systems, and other tax services unrelated to the fund.

(e) (1)	Audit Committee Pre-Approval Policies and Procedures:

The trust's Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The trust's Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity Fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (Covered Service) are subject to approval by the Audit Committee before such service is provided. Non-audit services provided by a fund audit firm for a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund (Non-Covered Service) but that are expected to exceed $50,000 are also subject to pre-approval by the Audit Committee.

All Covered Services, as well as Non-Covered Services that are expected to exceed $50,000, must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee. Neither pre-approval nor advance notice of Non-Covered Service engagements for which fees are not expected to exceed $50,000 is required; such engagements are to be reported to the Audit Committee monthly.

(e) (2)	Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2006 and December 31, 2005 on behalf of the fund.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2006 and December 31, 2005 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the fund.

Tax Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2006 and December 31, 2005 on behalf of the fund.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2006 and December 31, 2005 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the fund.

All Other Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2006 and December 31, 2005 on behalf of the fund.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2006 and December 31, 2005 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the fund.

(f) Not applicable.

(g) For the fiscal years ended December 31, 2006 and December 31, 2005, the aggregate fees billed by PwC of $1,320,000A and $1,290,000A,B for non-audit services rendered on behalf of the fund, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and Fund Service Providers relating to Covered Services and Non-Covered Services are shown in the table below.

	2006A	2005A
Covered Services	$130,000	$200,000
Non-Covered Services	$1,190,000	$1,090,000B
A	Aggregate amounts may reflect rounding.
B	Reflects current period presentation.

(h) The trust's Audit Committee has considered Non-Covered Services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its audit of the fund, taking into account representations from PwC, in accordance with Independence Standards Board Standard No.1, regarding its independence from the fund and its related entities.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series VIII

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	February 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	February 26, 2007
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	February 26, 2007